As filed with the Securities and Exchange Commission on April 29, 2005

Registration Nos.	033-33419 811-06130

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

F O R M  N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 21	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 23	[X]

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
(Exact Name of Registrant)

FIRST INVESTORS LIFE INSURANCE COMPANY
(Name of Depositor)

95 Wall Street, New York, New York 10005
(Address of Depositor’s Principal Executive Offices)

(212) 858-8200
(Depositor’s Telephone Number, including Area Code)

Carol E. Springsteen
First Investors Life Insurance Company
95 Wall Street
New York, New York 10005
(Name and Address of Agent For Service)

Copies of all communications to:
Foley & Lardner LLP
3000 K Street, N.W., Suite 500
Washington, D.C. 20007-5109
Attn: Gary O. Cohen, Esq.

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective on (check the appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	On May 1, 2005 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in First Investors Life Variable Annuity Fund C under deferred variable annuity contracts.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
CROSS-REFERENCE SHEET

N-4 Item No.		Location

PART A: PROSPECTUS
1.	Cover Page	Cover Page
2.	Definitions	Glossary of Special Terms
3.	Synopsis	Fees and Expenses
4.	Condensed Financial Information	Condensed Financial Information
5.	General Description of Registrant, Depositor,	Overview; Who We Are and How to Contact Us;
	and Portfolio Companies	The Contracts in Detail; Voting Rights
6.	Deductions and Expenses	Fees and Expenses; Financial Information;
Calculating Values; Contract Expenses
7.	General Description of Variable Annuity	Overview; The Contracts in Detail; Financial
	Contracts	Information; Other Information
8.	Annuity Period	Overview; The Contracts in Detail; The
Annuity Period
9.	Death Benefit	Overview; The Contracts in Detail; The
Accumulation Period
10.	Purchases and Contract Value	The Contracts in Detail; Financial Information
11.	Redemptions	The Contracts in Detail; Financial Information
12.	Taxes	Federal Tax Information
13.	Legal Proceedings	Not Applicable
14.	Table of Contents of the Statement	Table of Contents of the Statement of Additional
	of Additional Information	Information

PART B: STATEMENT OF ADDITIONAL INFORMATION

15.	Cover Page	Cover Page
16.	Table of Contents	Table Of Contents
17.	General Information and History	General Description; Other Information
18.	Services	Services
19.	Purchase of Securities Being Offered	Purchase of Securities
20.	Underwriters	Services
21.	Calculation of Performance Data	Not Applicable
22.	Annuity Payments	Valuation; Amount of Annuity Payments
23.	Financial Statements	Relevance of Financial Statements; Financial Statements

PART C: OTHER INFORMATION
Information required to be included in Part C is set forth under the appropriate item so numbered in Part C hereof.

THE TAX TAMER ® I AN INDIVIDUAL VARIABLE ANNUITY CONTRACT

First Investors Life Variable Annuity Fund C
(Separate Account C)
First Investors Life Insurance Company
95 Wall Street, New York, New York 10005/(800) 342-7963

This prospectus describes an individual variable annuity contract (the “Contract”) offered by First Investors Life Insurance Company (“First Investors Life”, “we”, “us” or “our”) in a limited number of jurisdictions. The Contract provides you with the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter, if you so elect, receive annuity payments for a lifetime based upon the Contract’s accumulated value.

New Contracts are not currently being offered for sale. Existing Contractowners may continue to make additional payments under their respective Contract.

When you invest in a Contract, you allocate your purchase payments (less certain charges) to one or more “Subaccounts” of Separate Account C. Each of these Subaccounts invests in a corresponding “Fund” of First Investors Life Series Fund. The amount you accumulate depends upon the performance of the Subaccounts in which you invest. You bear all of the investment risk, which means that you could lose money.

Please read this Prospectus and keep it for future reference. It contains important information that you should know before buying a Contract. We filed a Statement of Additional Information (“SAI”), dated May 1, 2005, with the Securities and Exchange Commission. We incorporate the SAI by reference into this Prospectus. See the SAI Table of Contents at the end of this prospectus. You can get a free SAI by contacting us at Raritan Plaza 1, Edison, New Jersey 08837 or at the telephone number shown above or by visiting our website www.firstinvestors.com. You can review and copy our documents (including reports and SAIs) at the Public Reference room of the SEC in Washington, D.C. You can also obtain copies of our documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only version of documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed judgment on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus is valid only if attached to the current prospectus for First Investors Life Series Fund (“Life Series Fund”).

The date of this Prospectus is May 1, 2005

CONTENTS

GLOSSARY OF SPECIAL TERMS	iii
FEES AND EXPENSES	1
CONDENSED FINANCIAL INFORMATION	3
OVERVIEW OF THE CONTRACT	7
Summary of Risks and Rewards of the Contract	7

How the Contract Works	8

Who We Are and How to Contact Us	8

THE CONTRACT IN DETAIL	11
Application and Purchase Payments	11

Allocation of Purchase Payments to Subaccount(s)	11

Reallocations Among Subaccount(s)	11

What Are Our Policies on Frequent Reallocations Among Subaccount(s)?	11

What Are the Risks to Contractowners of Frequent Reallocations?	12

The Accumulation Period	12

The Annuity Period	14

Your Right to Cancel the Contract	16

FINANCIAL INFORMATION	17

Calculating Values	17

Contract Expenses	17

Federal Tax Information	18

OTHER INFORMATION	22
Voting Rights	22

Processing Transactions	23

Reservation of Rights	23

Contract Years and Anniversaries	23

State Variations	23

Distribution of the Contract	23

Reports	24

Financial Statements	24

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION	25

First Investors Life does not guarantee the performance of the Subaccounts. The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Bank or any other agency. The Contract involves risk, including possible loss of the principal amount invested.

The Units of interest under the Contract are offered in a limited number of states and jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. First Investors Life does not authorize any information or representations regarding the Contract other than as described in this prospectus, the attached prospectus or any supplements thereto or in any supplemental sales material we authorize.

GLOSSARY OF SPECIAL TERMS

Accumulated Value – The value of all the Accumulation Units credited to the Contract.

Accumulation Period – The period between the date of issue of a Contract and the Annuity Commencement Date or the death of either the Annuitant or Contractowner.

Accumulation Unit – A unit that measures the value of a Contractowner’s interest in a Subaccount of Separate Account C before the Annuity Commencement Date. Accumulation Units are established for each Subaccount. The Accumulation Unit value increases or decreases based on the investment performance of the Subaccount’s corresponding Fund.

Annuitant – The person whose life is the measure for determining the amount and duration of annuity payments and upon whose death, prior to the Annuity Commencement Date, the death benefit under the Contract becomes payable.

Annuity Commencement Date – The date on which we begin making annuity payments.

Annuity Unit – A unit that determines the amount of each annuity payment after the first annuity payment. Annuity Units are established for each Subaccount. The Annuity Unit value increases or decreases based on the investment performance of the Subaccount’s corresponding Fund.

Annuity Value – The value of the Annuity Units credited to the Contract during the annuity income period following the Annuity Commencement Date.

Beneficiary – The person who is designated to receive any benefits under a Contract upon the death of the Annuitant or the Contractowner.

Business Day – Any date on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Business Day ends as of the close of regular trading on the NYSE (normally 4:00 P.M., Eastern Time). The NYSE is closed most national holidays and Good Friday.

Contract – An individual variable annuity contract offered by this prospectus.

Contractowner – The person or entity with legal rights of ownership of the Contract.

Fixed Annuity Payment – Annuity payments that remain fixed as to dollar amount and guaranteed throughout the annuity income period.

General Account – All assets of First Investors Life other than those allocated to Separate Account C and other segregated investment accounts of First Investors Life.

Good Order – Notice from someone authorized to initiate a transaction under a Contract, received in a format satisfactory to us at our Administrative Office or other office we may designate (“Administrative Office”), that contains all information required by us to process the transaction.

Internal Revenue Code – The Internal Revenue Code of 1986, as amended.

Joint Annuitant – The designated second person under a joint and survivor life annuity.

Net Accumulated Value – The accumulated value less any applicable premium taxes not previously deducted.

Purchase Payment – A payment made initially to purchase a Contract or as an additional contribution to a Contract (less any charges).

Separate Account C – The segregated investment account entitled “First Investors Life Variable Annuity Fund C,” established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”).

Subaccount – A segregated investment subaccount under Separate Account C that corresponds to a Fund of the Life Series Fund. The assets of a Subaccount are invested in shares of the corresponding Fund of the Life Series Fund.

Valuation Period – The period beginning at the end of any Business Day and extending to the end of the next Business Day.

Variable Annuity Payment – Annuity payments that vary in dollar amount, in accordance with the net investment experience of the Subaccounts, throughout the annuity income period.

We (and Our) – First Investors Life.

You (and Your) – An actual or prospective Contractowner who is reading the prospectus.

FEES AND EXPENSES

The following tables below show the fees and expenses that you will incur when you buy, own and surrender a Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract. State premium taxes may also be deducted.

Contractowner Transaction Expenses
Maximum Sales Charge Imposed on Purchases
(as a percentage of purchase payment)	7.00%

The next table describes the fees and expenses that you will pay periodically during the time you own the Contract, not including Fund fees and expenses.

Annual Separate Account Expenses
(as a percentage of average daily account value)
Mortality and Expense Risk Charge	1.00%
Administrative Charge	0.00%†
Total Separate Account Annual Expenses	1.00%
† We may deduct an administrative charge of $7.50 per year if the Accumulated Value of a Contract is less than $1,500. (See “Administrative Charge”). For more complete descriptions of the various charges and expenses shown, please refer to “FINANCIAL INFORMATION: Contract Expenses – Sales Charge, Mortality and Expense Charge, and Other Charges.”

The next table shows the minimum and maximum total annual fund operating expenses of the underlying Life Series Funds, before and after contractual fee waivers as of December 31, 2004. These expenses may be higher or lower in the future. More detail concerning each Fund’s fees and expenses is contained in the attached prospectus for the Funds.

Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees and other expenses)
	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.83%	1.04%
(Before contractual fee waivers)
Net Annual Fund Operating Expenses	0.70%	1.02%
(After contractual fee waivers) (1)

(1) Management fee waivers in effect during fiscal year ending December 31, 2004, will continue to May 1, 2006 by contractual agreement with the investment adviser to the Funds.

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses and fees and expenses of the Funds. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The example for one year reflects management fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender, annuitize or do not surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Cost	$891	$1,293	$1,720	$2,902
Minimum Cost	$861	$1,224	$1,610	$2,688

You should not consider the expenses in the example as a representation of past or future expenses. Actual expenses in future years may be more or less than those shown.

CONDENSED FINANCIAL INFORMATION

This table shows the Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount of Separate Account C for the last 10 fiscal years (or the life of the Subaccount, if less).

Subaccount	At	Accumulation Unit Value($)	Number of Accumulation Units

Blue Chip	December 31, 1995	19.718	2,413,509.3
Subaccount	December 31, 1996	23.721	3,116,839.9
	December 31, 1997	29.760	3,812,804.5
	December 31, 1998	34.960	4,012,212.4
	December 31, 1999	43.378	4,075,636.0
	December 31, 2000	40.473	4,141,919.4
	December 31, 2001	32.347	3,987,067.5
	December 31, 2002	23.762	3,321,106.4
	December 31, 2003	29.688	2,982,487.7
	December 31, 2004	31.560	2,612,131.9

Cash	December 31, 1995	11.720	252,407.7
Management	December 31, 1996	12.185	246,553.2
Subaccount	December 31, 1997	12.677	256,188.6
	December 31, 1998	13.182	364,729.9
	December 31, 1999	13.662	436,613.4
	December 31, 2000	14.327	348,628.5
	December 31, 2001	14.721	461,243.1
	December 31, 2002	14.752	502,124.2
	December 31, 2003	14.685	331,160.4
	December 31, 2004	14.641	241,012.6

Subaccount	At	Accumulation Unit Value($)	Number of Accumulation Units

Discovery	December 31, 1995	27.373	1,203,507.8
Subaccount	December 31, 1996	30.483	1,523,777.2
	December 31, 1997	35.263	1,838,056.5
	December 31, 1998	35.976	1,911,584.8
	December 31, 1999	45.581	1,823,561.9
	December 31, 2000	45.027	1,862,653.4
	December 31, 2001	35.164	1,784,763.9
	December 31, 2002	25.375	1,568,730.8
	December 31, 2003	34.982	1,406,523.1
	December 31, 2004	39.060	1,233,285.0

Focused Equity	December 31, 1999	10.235	126,244.7
Subaccount*	December 31, 2000	9.026	495,107.5
	December 31, 2001	8.498	540,362.8
	December 31, 2002	6.050	514,316.2
	December 31, 2003	7.650	509,518.5
	December 31, 2004	8.018	428,049.7

Government	December 31, 1995	12.432	705,348.4
Subaccount	December 31, 1996	12.749	643,378.3
	December 31, 1997	13.709	588,697.3
	December 31, 1998	14.597	601,159.8
	December 31, 1999	14.603	568,487.4
	December 31, 2000	15.982	535,591.1
	December 31, 2001	17.244	647,628.3
	December 31, 2002	18.403	828,693.2
	December 31, 2003	18.800	767,494.4
	December 31, 2004	19.287	635,482.9

Growth	December 31, 1995	19.487	1,729,637.1
Subaccount	December 31, 1996	24.010	2,241,867.6
	December 31, 1997	30.732	2,862,521.1
	December 31, 1998	38.748	3,085,019.4
	December 31, 1999	48.517	3,252,259.5
	December 31, 2000	48.046	3,340,496.6
	December 31, 2001	41.210	3,238,410.2
	December 31, 2002	31.726	2,829,687.0
	December 31, 2003	40.575	2,578,414.0
	December 31, 2004	44.498	2,306,271.9

Subaccount	At	Accumulation Unit Value($)	Number of Accumulation Units

High Yield	December 31, 1995	20.090	671,849.9
Subaccount	December 31, 1996	22.388	799,626.6
	December 31, 1997	24.929	950,571.7
	December 31, 1998	25.457	1,016,074.5
	December 31, 1999	26.453	983,518.1
	December 31, 2000	24.523	845,530.9
	December 31, 2001	23.438	761,291.5
	December 31, 2002	23.727	729,993.3
	December 31, 2003	29.630	733,776.6
	December 31, 2004	32.251	683,685.6

International	December 31, 1995	15.926	1,502,998.2
Securities	December 31, 1996	18.169	1,956,014.4
Subaccount	December 31, 1997	19.624	2,329,410.5
	December 31, 1998	22.961	2,307,046.6
	December 31, 1999	29.884	2,287,489.9
	December 31, 2000	26.134	2,326,576.3
	December 31, 2001	22.047	2,111,023.6
	December 31, 2002	17.805	1,755,747.0
	December 31, 2003	23.361	1,521,685.8
	December 31, 2004	26.499	1,353,502.7

Investment	December 31, 1995	13.374	1,076,644.3
Grade	December 31, 1996	13.616	1,050,200.1
Subaccount	December 31, 1997	14.804	988,996.1
	December 31, 1998	15.997	1,071,756.2
	December 31, 1999	15.437	1,018,466.9
	December 31, 2000	16.737	927,626.9
	December 31, 2001	17.872	1,047,806.6
	December 31, 2002	19.085	1,082,965.1
	December 31, 2003	20.521	1,047,192.3
	December 31, 2004	21.137	938,241.9

Subaccount	At	Accumulation Unit Value($)	Number of Accumulation Units

Target	December 31, 1995	11.905	775,738.1
Maturity	December 31, 1996	11.533	1,252,102.1
2007	December 31, 1997	12.946	1,515,226.0
Subaccount*	December 31, 1998	14.736	1,547,831.2
	December 31, 1999	13.220	1,522,038.7
	December 31, 2000	15.239	1,498,545.3
	December 31, 2001	16.258	1,491,749.1
	December 31, 2002	18.525	1,261,289.9
	December 31, 2003	18.689	1,064,635.4
	December 31, 2004	18.711	897,637.9

Target	December 31, 1996	10.819	170,708.7
Maturity	December 31, 1997	12.411	381,345.1
2010	December 31, 1998	14.051	478,329.7
Subaccount*	December 31, 1999	12.280	506,806.1
	December 31, 2000	14.718	515,129.6
	December 31, 2001	15.322	557,162.6
	December 31, 2002	18.034	524,554.3
	December 31, 2003	18.362	526,370.4
	December 31, 2004	18.899	463,250.5

Target Maturity	December 31, 1999	9.479	36,480.1
2015	December 31, 2000	11.732	98,247.3
Subaccount*	December 31, 2001	11.714	163,977.5
	December 31, 2002	14.307	299,907.1
	December 31, 2003	14.623	362,596.9
	December 31, 2004	15.704	333,577.9

Value	December 31, 1995	11.757	1,129,455.9
Subaccount	December 31, 1996	12.755	1,689,626.3
(formerly	December 31, 1997	15.794	1,878,396.6
Utilities Income December 31, 1998		17.603	2,219,597.9
Subaccount)	December 31, 1999	20.463	2,474,003.3
	December 31, 2000	20.139	2,724,957.9
	December 31, 2001	15.893	2,688,498.1
	December 31, 2002	12.336	2,191,399.4
	December 31, 2003	15.583	2,109,425.1
	December 31, 2004	17.956	1,972,594.1

*The inception dates for these Subaccounts are as follows: Target Maturity 2007 Subaccount – April 24, 1995; Target Maturity 2010 Subaccount – April 29, 1996; and Focused Equity Subaccount and Target Maturity 2015 Subaccount – November 8, 1999. The Accumulation Unit Value for each of these Subaccounts was initially set at $10.00.

OVERVIEW OF THE CONTRACT

This overview highlights some basic information about the Contract offered by First Investors Life in this prospectus. You will find more information about the Contract in “THE CONTRACT IN DETAIL” section of this prospectus.

Summary of Risks and Rewards of the Contract

The benefits of the Contract are, among other things:

•	There are thirteen professionally managed investment Funds underlying the Subaccounts, each with different investment objectives, policies and risks allowing for investment diversification.

•	You defer payment of income taxes on any gains until you withdraw your money through withdrawals or one of our annuity pay-out options. This gives your money the potential to grow faster.

•	You can also reallocate your accumulated assets among the Subaccounts, as your circumstances change, without incurring current income taxes.

•	Moreover, there are no income or contribution limits – such as those that exist on individual retirement accounts (“IRAs”) or 401(k)s – that restrict the amount that you can invest. You control how much you invest for your retirement and when and how often you wish to add to your Contract.

•	We guarantee a minimum death benefit which protects your principal from market declines if you die.

•	You can receive an annuity pay-out providing a stream of income to suit your needs for the rest of your life.

There are several risk factors that you should consider:

•	You bear all of the investment risk of the Subaccounts you select, which means you could lose money.

•	An investment in a Contract is not a direct investment in a mutual fund. There are additional charges for the death benefit and other features of the Contract that are not associated with a mutual fund.

•	Because a 10% federal tax penalty is generally imposed on the taxable portion of withdrawals prior to age 59 ½, you should not invest in the Contract if you have short-term investment objectives which would require you to liquidate all or a portion of the Contract prior to reaching age 59 ½.

•	A minimum holding period is often necessary before the tax benefits of tax deferral are likely to outweigh the often higher fees imposed on variable annuities relative to alternative investments.

•	A tax-deferred accrual feature is already provided by any tax-qualified arrangement such as an IRA. Therefore, you should have reasons other than tax deferral, such as the additional benefits, for purchasing a Contract within an IRA or other arrangement that receives tax deferral through the Internal Revenue Code.

•	A partial withdrawal or total surrender of a Contract is taxed as ordinary income to the extent that the Accumulated Value exceeds your principal contribution to the Contract (i.e., on an “income first” basis).

The death benefit paid to a Beneficiary of the Contract is taxed as ordinary income to the Beneficiary at the Beneficiary’s tax rate to the extent that the death benefit exceeds the Contractowner’s principal contribution to the Contract. Thus, if your primary objective is to pass wealth on to your heirs, a life insurance policy may be more appropriate for you. The amount of the death benefit on a life insurance policy passes income-tax free to the Beneficiary; an annuity death benefit does not.

How the Contract Works

The Contract has two phases: an Accumulation Period and an annuity income period. During the Accumulation Period, earnings on your investment accumulate on a tax-deferred basis. The annuity income period begins when you convert from the Accumulation Period by agreeing that the Annuitant will start receiving regular annuity payments after the Accumulated Value has been applied to one of the annuity options in accordance with the annuity rates in the Contracts. You can select one of several annuity income payment options.

The Contract is a “variable” annuity because your Accumulated Value during the Accumulation Period and the amount of your variable annuity payments during the annuity income phase fluctuate based on the performance of the Funds underlying the Subaccounts you have selected. As a result, the Accumulated Value in your Contract and your variable annuity payments may increase or decrease. You are permitted to allocate your purchase payments in up to 5 of 13 available Subaccounts we offer as long, as each allocation is at least 10%. Subject to certain limitations, you may reallocate your Accumulated Value or Annuity Value.

The Contract provides a guaranteed death benefit that is payable to a Beneficiary when the Contractowner or Annuitant dies during the Accumulation Period. The Contract guarantees that the Beneficiary will receive upon the death of the Annuitant the greater of (i) the total purchase payments less any withdrawals or (ii) the Accumulated Value. Upon the death of the Contractowner, we pay only the Accumulated Value to the Beneficiary. We pay the death benefit when we receive both proof of death and appropriate instructions for payment.

You may withdraw a portion or all of the Accumulated Value during the Accumulation Period.

Who We Are and How to Contact Us

First Investors Life

First Investors Life Insurance Company, with its home office at 95 Wall Street, New York, New York 10005, is a stock life insurance company incorporated under the laws of the State of New York in 1962. We write life insurance, annuities and accident and health insurance.

First Investors Life is part of First Investors Consolidated Corporation (“FICC”), a holding company, which owns all of the voting common stock of First Investors Life. Other affiliates of First Investors Life include: First Investors Corporation (“FIC”), the distributor of the Contracts; First Investors Management Company, Inc. (“FIMCO”), the investment adviser of the Life Series Fund; and Administrative Data Management Corp., the transfer agent for the Life Series Fund. Mr. Glenn O. Head and members of his family control FICC and, therefore, control First Investors Life and the other companies that are owned by FICC.

For information or service concerning a Contract, you can contact us in writing at our Administrative Office located at Raritan Plaza 1, Edison, New Jersey 08837. You can also call us at 1-800-342-7963 between the hours of 9:00 A.M. and 5:00 P.M., Eastern Time, or fax us at 732-855-5935. You can also contact us through our Website at www.firstinvestors.com.

You should send any premium or loan interest payments, loan repayments, notices, elections, or requests that you make, as well as any other documentation that we require for any purpose in connection with your Policy, to our Administrative Office. No such payment, notice, election, request or documentation will be treated as having been “received” by us until we have received it, as well as any related items that we require, all in complete and good order (i.e., in form and substance acceptable to us) at our Administrative Office.

To meet our requirements for processing transactions, we may require that you use our forms.

We will notify you and provide you with an address if we designate another office for receipt of information, payments and documents.

Separate Account C

First Investors Life Variable Annuity Fund C (“Separate Account C”) was established on December 21, 1989 under New York Insurance Law. Separate Account C (the “Separate Account”) is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

We segregate the assets of the Separate Account from our other assets in our General Account. These assets fall into two categories: (1) assets equal to our reserves and other liabilities under the Contract and (2) additional assets derived from expenses that we charge to the Separate Account. The assets equal to our reserves and liabilities support the Contract. We cannot use these assets to satisfy any of our other obligations. The assets we derive from Contract charges do not support the Contract, and we can transfer these assets in cash to our General Account. Before making a transfer, we will consider any possible adverse impact that the transfer may have on a Separate Account. We credit to, or charge against, the Subaccounts of each Separate Account realized and unrealized income, gains and losses without regard to our other income, gains and losses. The obligations under the Contract are our obligations.

Each Subaccount invests its assets in a corresponding Fund of the Life Series Fund at net asset value. Therefore, we own the shares of the underlying Funds, not you. The value of your investment in a Subaccount is determined by the value of the underlying Fund. Each Subaccount reinvests any distribution received from a Fund in the distributing Fund at net asset value. So, none of the Subaccounts make cash distributions to Contractowners. Each Subaccount may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value.

The Life Series Fund

The Life Series Fund is an open-end management investment company fund, (commonly known as a “mutual fund”) registered with the SEC under the 1940 Act. The Life Series Fund offers its shares only through the purchase of our variable annuity contracts or variable life insurance policies. It does not offer its shares directly to the general public. The Life Series Fund reserves the right to offer its shares to other separate accounts of FIMCO or directly to us.

Although some of the Funds have similar names, the same portfolio manager and same investment objectives as other publicly available mutual funds, they are separate and distinct from these mutual funds. The Funds will have different portfolio holdings and fees so their performances will vary from the other mutual funds.

FIMCO, the investment adviser of the Life Series Fund, is a New York Corporation located at 95 Wall Street, New York, New York 10005. FIMCO and Life Series Fund have retained Wellington Management Company, 75 State Street, Boston, Massachusetts 02109, to serve as the subadviser of the International Securities, Growth, and Focused Equity Funds and Paradigm Capital Management, Inc., Nine Elk Street, Albany, New York 12207, to serve as the subadviser of the Discovery Fund.

The following table includes each Fund’s investment objective. There is no assurance that any of the Funds will achieve its stated objective(s). There is a Subaccount with the same name as its corresponding underlying Fund. The degree of investment risk you assume will depend on the Subaccounts you select. You should consider your allocation carefully. The investment objectives, primary investment strategies, primary risks and management of the Funds are described in the attached Life Series Fund prospectus.

Fund	Investment Objective

Blue Chip Fund	High total investment return consistent with the preservation of capital.

Cash Management Fund	High rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund	Long-term capital appreciation.

Focused Equity Fund	Capital appreciation.

Government Fund	Significant level of current income which is consistent with security and liquidity of principal.

Growth Fund	Long-term capital appreciation.

High Yield Fund	High current income and secondarily, seeks capital appreciation.

International Securities Fund	Long-term capital growth and secondarily a reasonable level of current income.

Investment Grade Fund	To generate a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007 Fund	Predictable compounded investment return for those who hold until the Fund's maturity, consistent with preservation of capital.

Target Maturity 2010 Fund	Predictable compounded investment return for those who hold until the Fund's maturity, consistent with preservation of capital.

Target Maturity 2015 Fund	Predictable compounded investment return for those who hold until the Fund's maturity, consistent with preservation of capital.

Value Fund	Total return.
(formerly Utilities Income Fund)

THE CONTRACT IN DETAIL

Application and Purchase Payments

We are currently not offering or accepting applications for new Tax Tamer I Contracts.

Existing Contractowners may make additional purchase payments under a Contract of at least $200 each at any time after Contract issuance.

Your additional purchase payments buy Accumulation Units of the Subaccounts and not shares of the Funds in which the Subaccounts invest. We allocate purchase payments to the appropriate Subaccount(s) based on the next computed value of an Accumulation Unit following receipt at our Administrative Office in good order. We make these allocations after deductions for sales expenses (see “Contract Expenses — Sales Charge”).

We value Accumulation Units at the end of each Business Day (generally 4:00 P.M., Eastern Time). If we receive a purchase payment prior to the end of a Business Day (and your Application is in good order), we will process the payment based upon that day’s Accumulation Unit values. If we receive a payment after the end of the Business Day we will process the payment based upon the next Business Day’s Accumulation Unit values.

Allocation of Purchase Payments to Subaccount(s)

When you purchase a Contract you may select a percentage allocation among up to 5 of the thirteen Subaccounts. You may not allocate less than 10% of a purchase payment to any Subaccount. We reserve the right to adjust your allocation to eliminate fractional percentages.

Reallocations Among Subaccount(s)

You may subsequently reallocate the Accumulated Value of your Contract, among the Subaccounts, provided that you invest in no more than 5 at any one time and no less than 10% of the aggregate Annuity Unit value is in each of your Subaccounts. A request to reallocate must be made on our Subaccount reallocation form. If we receive a written reallocation request in our Administrative Office before the end of a Business Day (generally 4:00 P.M., Eastern Time), we will process it based upon that day’s Accumulation Unit values. If we receive it after the end of a Business Day, we will process it at the next Business Day’s Accumulation Unit values.

All subsequent purchase payments will be allocated according to your then-existing percentage allocations, unless you request a different allocation for that payment. We will not automatically rebalance your Contract value to your designated percentage allocations. Unless you request a reallocation to maintain your allocations, you may end up with an allocation which has more or less risk than you intended.

What Are Our Policies on Frequent Reallocations Among Subaccounts?

The Contract is designed for long-term investment purposes. It is not intended to provide a vehicle for frequent trading or market timing.

As described in the Life Series Fund prospectus, the Board of Directors/Trustees of the Life Series Fund has adopted policies and procedures to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.

In order to protect Contractowners and to comply with the underlying Funds’ policies, it is our policy to reject any reallocation request, without any prior notice, that appears to be part of a market timing strategy based upon the holding period of the investment, the amount of the investment being exchanged, and the Subaccounts involved. This policy applies uniformly to Contractowners.

In order to enforce our policy against market timing, we monitor reallocation requests using criteria such as (a) the number of reallocation transactions that occur within a specified period of time and (b) the dollar amount of reallocations that occur within a specified period of time. Moreover, we will only accept a transaction request that is in writing. We will not accept transaction requests by any electronic means including, but not limited to, telephonic, facsimile or e-mail requests.

We cannot guarantee that our monitoring efforts will be effective in identifying or preventing all market timing or frequent trading activity in the Subaccounts.

What Are the Risks to Contractowners of Frequent Reallocations?

To the extent that our policies are not successful in detecting and preventing frequent trading in the Subaccounts, frequent trading may: (a) interfere with the efficient management of the underlying Funds by, among other things, causing the underlying Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading. These risks may in turn adversely affect Contractowners who invest in the Funds through our Subaccounts.

In the case of the Subaccounts that invest indirectly in high yield bonds and small cap stocks, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that these securities may trade infrequently and therefore their prices are slow to react to information. This could cause dilution in the value of the shares held by other shareholders.

In the case of the Subaccounts that invest indirectly in foreign securities, the risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. This could cause dilution in the value of the shares held by other shareholders.

The Accumulation Period

Crediting Accumulation Units

During the Accumulation Period, we credit purchase payments to your Contract in the form of Accumulation Units for each of your selected Subaccounts. We determine the number of Accumulation Units that we credit to a Contractowner for the Subaccounts by dividing (a) the purchase payment (less any charges) by (b) the value of an Accumulation Unit for the Subaccount on the Business Day the payment is received in our Administrative Office.

The Value of Your Contract

Your Accumulated Value fluctuates with the value of the assets of the Subaccounts less expenses and certain charges. There is no assurance that your Accumulated Value will equal or exceed purchase payments. We determine the value for the amount you have in each Subaccount by multiplying (a) the total number of Accumulation Units in a Subaccount by (b) the value of an Accumulation Unit for the Subaccount for the Valuation Period. We then add the amount attributable to each Subaccount to arrive at your Accumulated Value.

Death During the Accumulation Period

If the Annuitant dies prior to the Annuity Commencement Date, we pay a death benefit to the Beneficiary you have designated. We generally make this payment within seven days of receiving in good order (a) a death certificate or similar proof of the death of the Annuitant or Owner (“Due Proof of Death”) and (b) a claimant’s statement form that includes payment instructions with the Beneficiary’s election to receive payment in either a single sum settlement or an annuity option. We will pay the death benefit: (a) in a single sum, (b) by applying it to one of the annuity options, or (c) as we otherwise permit. The decision on how we pay is at your election before the Annuitant’s death and the Beneficiary’s election after the Annuitant’s death.

We determine the Accumulated Value for the death benefit as of the next computed value of the Accumulation Units following our receipt at our Administrative Office of Due Proof of Death in good order.

The amount of the death benefit payable to the Beneficiary, upon the death of the Annuitant, is the greater of (a) the total purchase payments less partial withdrawals or (b) the Accumulated Value. Upon the death of the Contractowner, we pay only the Accumulated Value to the Beneficiary.

Special Requirements for Payment of Death Benefit

If the Contractowner dies before we have distributed the entire interest in the Contract, we must distribute the value of the Contract to the Beneficiary as provided below. Otherwise, the Contract will not qualify as an annuity under Section 72 of the Code.

If the Contractowner dies prior to the Annuity Commencement Date, the entire interest in the Contract must be distributed to the Beneficiary (a) within five years, or (b) beginning within one year of death, under an annuity option that provides that we will make annuity payments over a period not longer than the life or life expectancy of the Beneficiary.

If the Contract is payable to (or for the benefit of) the Contractowner’s surviving spouse, we need not make any distribution. The surviving spouse may continue the Contract as the new Contractowner. If the Contractowner is also the Annuitant, the spouse has the right to become the Annuitant under the Contract. Likewise, if the Annuitant dies and the Contractowner is not a natural person, the Annuitant’s surviving spouse has the right to become the Contractowner and the Annuitant.

If the Beneficiary wishes to take the death benefit as an annuity payout, then the Beneficiary must make such election and payments must begin within 60 days of the death. This is necessary to receive tax treatment of annuity payments rather than the death benefit being treated for tax purposes as a lump sum distribution in the year of the death.

Partial Withdrawals and Full Surrenders During the Accumulation Period

You may make a partial withdrawal or full surrender of your Contract at any time during the Accumulation Period if we receive your request in good order on our form. You will be entitled to receive the net Accumulated Value of the Contract or, in the case of a partial withdrawal, the portion withdrawn. Your request is effective on the date it is received in writing on our form in good order at our Administrative Office and your Accumulated Value less the requested amount will be determined based on the next computed value of Accumulation Units. We may defer payment of the amount of a withdrawal or surrender for a period of not more than seven days. We may also delay payment for the following reasons:

•	we are unable to determine the amount of the payment because the NYSE is closed for trading or the SEC determines that a state of emergency exists, or;

•	for such other periods as the SEC may by order permit for the protection of security holders.

In the case of a partial withdrawal, unless you direct us otherwise, the amount you request will be deducted from your Subaccounts on a pro rata basis in the proportions to which their values bear to the Accumulated Value of your Contract. We may deduct an administrative charge of $7.50 annually if withdrawals cause the value of your Contract to fall below $1,500.

The Annuity Period

Annuity Commencement Date

Annuity payments begin on the Annuity Commencement Date you select when you buy a Contract. You may elect in writing to advance or defer the Annuity Commencement Date, not later than 30 days before the Annuity Commencement Date.

We will commence annuity payments on the first of the calendar month after the Annuitant’s 85th birthday or, if state law permits, 90th birthday unless you select an earlier date.

If the Net Accumulated Value on the Annuity Commencement Date is less than $2,000, we may pay such value in one sum in lieu of annuity payments. If the net Accumulated Value is $2,000 or more, but the Variable Annuity Payments are estimated to be less than $20, we may change the frequency of annuity payments to intervals that will result in payments of at least $20.

Annuity Options

From the annuity options described below, you may elect to have the Net Accumulated Value applied at the Annuity Commencement Date to provide Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof. You must make these elections in writing to us at our Administrative Office at least 30 days before the Annuity Commencement Date. In the absence of your election, we make Variable Annuity Payments, beginning on the Annuity Commencement Date under annuity option 3. Option 3 is the basic annuity, a Life Annuity with 120 Monthly Payments Guaranteed. After the Annuity Commencement Date, we allow no redemptions or changes among annuity payment options.

The material factors that determine the level of your annuity benefits are:

•	your Accumulated Value before the Annuity Commencement Date;

•	the annuity option you select;

•	the frequency and duration of annuity payments;

•	the sex and adjusted age (as defined in the Contract) of the Annuitant and any Joint Annuitant at the Annuity Commencement Date; and

•	in the case of a Variable Annuity Payment, the investment performance of the Subaccounts you select.

We apply the Accumulated Value on the Annuity Commencement Date, based on the annuity rates in your Contract, or more favorable rates we may offer, reduced by any applicable premium taxes not previously deducted. You are then credited with a number of Annuity Units which remains the same for the payment period.

The Contract provides for the six annuity options described below:

Option 1–Life Annuity.
An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due before the death of the Annuitant. If you elect this option, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.

Option 2a–Joint and Survivor Life Annuity.
An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.

Option 2b–Joint and Two-Thirds to Survivor Life Annuity.
An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Option 2c–Joint and One-Half to Survivor Life Annuity.
An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Under annuity options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

Option 3–Life Annuity with 60, 120 or 240 Monthly Payments Guaranteed.
An annuity payable monthly during the lifetime of the Annuitant, with the guarantee that if, at his or her death, payments have been made for less than 60, 120 or 240 monthly periods, as elected, we will continue to pay to the Beneficiary any guaranteed payments during the remainder of the selected period and, if the Beneficiary dies after the Annuitant, we will pay the Beneficiary’s estate the present value of the remainder of the guaranteed payments. The present value of the remaining payments is the discounted (or reduced) amount which would produce the total of the remaining payments assuming that the discounted amount grew at the effective annual interest return assumed in the annuity tables of the Contract. The Beneficiary may also, at any time he or she is receiving guaranteed payments, elect to have us pay him or her the present value of the remaining guaranteed payments in a lump sum.

Option 4–Unit Refund Life Annuity.
An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due before the death of the Annuitant. Upon the death of the Annuitant, we make an additional annuity payment to the Beneficiary equal to the following: We take the Annuity Unit value of the Subaccount(s) as of the date that we receive Due Proof of Death in writing at our Administrative Office. We multiply that value by the excess, if any, of (a) over (b). For this purpose, (a) is (i) the net Accumulated Value we allocate to each Subaccount and apply under the option at the Annuity Commencement Date, divided by (ii) the corresponding Annuity Unit value as of the Annuity Commencement Date, and (b) is the product of (i) the number of Annuity Units applicable under the Subaccount represented by each annuity payment and (ii) the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the SAI.)

Assumed Investment Return

We use a 3.5% assumed investment return to determine the amount of each Variable Annuity Payment. The first Variable Annuity Payment is based on the assumed investment return. Subsequent Variable Annuity Payments fluctuate based on the investment performance of the Subaccounts you have chosen as compared to the assumed investment return. As a result, if the actual net investment return of the Subaccounts equals 3.5%, the Variable Annuity Payments will be level. If the actual net investment return of the Subaccounts is greater than 3.5%, subsequent Variable Annuity Payments will be higher than the initial payment. If it is less than 3.5%, subsequent Variable Annuity Payments will be lower.

Death of ContractownerDuring Annuity Period

If the death of the Contractowner occurs on or after the Annuity Commencement Date, we will distribute the entire interest in the Contract at least as rapidly as under the annuity option in effect on the date of death.

Death of Annuitant During Annuity Period

On receipt of Due Proof of Death of the Annuitant after annuity payments have begun under an annuity option, we make any remaining payments under the option to the Beneficiary as provided by the option. Unless otherwise provided in the Beneficiary designation, if no Beneficiary survives the Annuitant, the proceeds will be paid in one lump sum to the Contractowner, if living; otherwise, to the Contractowner’s estate.

Your Right to Cancel the Contract

You may elect to cancel your Contract (a) within ten days from the date your Contract is delivered to you or (b) longer as applicable state law requires. We will cancel the Contract after we receive from you at our Administrative Office (a) the Contract and (b) a written request for cancellation. We will pay you an amount equal to the sum of (a) the Accumulated Value of the Contract based on the next computed value of the Accumulation Units following receipt of your cancellation request in good order and (b) the amount of any sales charges deducted from the initial purchase payment.

The amount we refund to you upon canceling a Contract may be more or less than your initial purchase payment depending on the investment results of the Subaccount(s) to which you allocated purchase payments. However, in states that require a full refund of purchase payments you will receive a full refund.

FINANCIAL INFORMATION

Calculating Values

To calculate the Accumulation Unit or Annuity Unit values, we must first determine the current value of the units in each Subaccount. We do this for each day the values are calculated by determining the change in investment performance (including Fund-related charges and any dividends and distributions made by the Fund) from the last Business Day for each of the Funds. Then, daily charges are applied to the Separate Account for each day since the last Business Day. Finally, we multiply the previous unit value by this result.

Contract Expenses

Sales Charge

The sales charge is an initial sales charge that we deduct from your purchase payments.

We intend the sales charge to cover expenses relating to the sale of the Contract, including commissions paid to persons distributing the Contract. Discounts are available on larger purchases as shown in the table below. Moreover, when you make additional payments after the issuance of the Contract you are entitled to a credit for all prior payments in computing the sales charge percentage. In other words, you pay the sales charge percentage that reflects (a) the total amount of all purchase payments previously made plus (b) the amount of the additional payment being made. If you own more than one Contract, we will aggregate your purchase payments on all of your Contracts in calculating your discount level.

We do not impose a sales charge for Contracts sold to (a) officers and full-time employees of First Investors Life or its affiliates who have been employed for at least one year, (b) our agents who have been under contract for at least one year, or (c) Contractowners of First Investors Life Variable Annuity Fund A (“Separate Account A”) who exchange their Separate Account A Contracts for Separate Account C Contracts at the next computed values of their Accumulation Units. We require Contractowners who exchange from Separate Account A to Separate Account C to execute a change of contract form. This form states that we deduct a daily charge equal to an annual rate of 1.00% of the daily Accumulation Unit value of any Subaccount as a charge for mortality and expense risks. We may modify or terminate this exchange privilege at any time.

Sales Charge Table for Separate Account C Contracts

Amount of Purchase Payment(s)	Purchase Payments*	Sales Charge as % of Net Amount Invested	Amount to Dealers as % of Purchase Payments

Less than $25,000	7.00%	7.53%	5.75%
$25,000 but under $50,000	6.25	6.67	5.17
$50,000 but under $100,000	4.75	4.99	3.93
$100,000 but under $250,000	3.50	3.63	2.90
$250,000 but under $500,000	2.50	2.56	2.19
$500,000 but under $1,000,000	2.00	2.04	1.67
$1,000,000 or over	1.50	1.52	1.24

* Assumes that we have deducted no Premium taxes.

Mortality and Expense Charge

We impose a mortality and expense risk charge.

The mortality risk that we assume arises from our obligation to continue to make annuity payments to each Annuitant regardless of (a) how long that person lives and (b) how long all payees as a group live. This assures an Annuitant that neither the Annuitant’s own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments the Annuitant will receive under the Contract. We also assume a risk associated with the guaranteed death benefit which we would pay in the event of death during the Accumulation Period.

In addition, we assume the risk that the charges for administrative expenses may not be adequate to cover such expenses. We will not increase the amount we charge for administrative expenses. In consideration for assuming these mortality and expense risks, we deduct an amount equal on an annual basis to 1.00% of the daily Accumulation Unit value of the Subaccounts.

We guarantee that we will not increase the mortality and expense risk charge. If the charge is insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on us. Conversely, if the deductions prove more than sufficient, the excess will be a profit to us. We can use any profits resulting to us from over-estimates of the actual costs of the mortality and expense risks for any business purpose, including the payment of expenses of distributing the Contract. These profits will not remain in Separate Account C.

Other Charges

Administrative Charge

We may deduct an administrative charge of $7.50 annually from the Accumulated Value of Contracts that have an Accumulated Value of less than $1,500 because of partial withdrawals. These charges are to compensate us for expenses involved in administering small Contracts. If the actual expenses exceed charges, we will bear the loss. We guarantee that we will not increase the administrative charges.

Premium Tax Charge

Some states and municipalities assess premium taxes at the time you:

•	make purchase payments,

•	withdraw or surrender, or

•	begin receiving annuity payments.

We currently pay on your behalf any premium taxes that are assessed. However, we reserve the right to deduct such premium taxes in accordance with the terms of your Contract. These taxes currently range up to 3.5% of your purchase payments.

Federal Tax Information

This section provides a general summary of the federal tax law as it pertains to the Contract. We believe that the Contract will qualify as a tax deferred annuity contract for federal income tax purposes and the following summary assumes so. We do not discuss state or local taxes, except as noted. The law described herein could change, possibly retroactively. We have the right to modify the Contract in response to changes in the law that affect the favorable tax treatment for annuity owners. We do not offer this summary as tax advice, for which you should consult a qualified tax adviser.

Taxation of a Contract will depend, in part, on whether the Contract is purchased outside or inside of a qualified retirement plan or an individual retirement account (“IRA”). Purchase payments to a Contract outside of a qualified plan or IRA (“non-qualified”) are on an “after-tax” basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the Contract. The IRS has not reviewed the Contracts for qualification as an IRA.

When a non-natural person owns a non-qualified Contract, the annuity generally will not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

This summary assumes that the Contractowner is a natural person who is a U.S. citizen and U.S. resident. The federal tax law applicable to corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different.

The following discussion assumes that a Contract has been purchased outside of an IRA or qualified retirement plan (“qualified contracts”). If a qualified contract is purchased, the tax treatment of purchase payments, annuity payments, surrenders and death benefits will be governed by the laws applicable to IRAs and qualified plans. However, generally, deductible or “before-tax” purchase payments for qualified contracts will be taxed when distributed from the Contract; the Contract is not forfeitable; and Contract ownership may not be transferred.

Purchase Payments

Your purchase payments are not deductible from your gross income for tax purposes.

Increases in Accumulated Value

Generally, you pay no income tax on increases in your Contract’s Accumulated Value until there is a distribution from a Contract. A distribution occurs when there is a partial withdrawal or full surrender or annuity payments begin.

Annuity Payments

Once annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the amount of your purchase payments. As a result, a portion of each payment is taxable as ordinary income. The remaining portion is a nontaxable recovery of your investment in the Contract. Generally, your investment in the Contract equals the purchase payments you made, less any amounts you previously withdrew that were not taxable.

For Fixed Annuity Payments, the tax-free portion of each payment is determined by:

•	dividing your investment in the Contract by the total amount you expect to receive out of the Contract, and

•	multiplying the result by the amount of the payment.

For Variable Annuity Payments, the tax-free portion of each payment is (a) your investment in the Contract divided by (b) the number of expected payments.

The remaining portion of each payment, and all of the payments you receive after you recover your investment in the Contract, are fully taxable. If payments under a life annuity stop because the Annuitant dies, there is an income tax deduction for any unrecovered investment in the Contract.

Withdrawals and Surrenders

Before annuity payments begin, withdrawals and surrenders are taxed as follows:

•	a partial withdrawal or total surrender is taxed in the year of receipt to the extent that the Contract’s Accumulated Value exceeds the investment in the Contract (that is, on an “income first” basis); and

•	a penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer’s reaches age 59 1/2, subject to certain exceptions.

For purposes of surrenders, the Internal Revenue Code treats all Contracts that we issue to you in the same calendar year as a single Contract.

The 10% federal tax penalty is generally not imposed on withdrawals that are:

•	made on or after the tax payer reaches age 591/2;

•	made on or after the death of a Contractowner;

•	attributable to the taxpayer's becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the tax payer or for the joint life or joint life expectancy of the taxpayer and the spouse.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above.

If the Contract was purchased as an investment for profit, subject to certain rules, you may deduct any loss upon surrender of the Contract as an ordinary loss.

Death Benefits

Unlike the death benefit on a life insurance policy, the death benefit paid on an annuity contract does not pass to the Beneficiary free of income taxes. Generally, a death benefit is included in the income of the recipient as follows:

•	if distributed in a lump sum, it is taxed in the same manner as a surrender of the Contract;

•	if distributed under an annuity payout option, it is taxed in the same manner as annuity payments.

The death benefit paid to a Beneficiary on a Contract is ordinary income to the Beneficiary to the extent it exceeds the Contractowner’s investment in the Contract. The Beneficiary must pay taxes on this amount at the Beneficiary’s tax rate. Moreover, the death benefit may also be taxed in the Contractowner’s estate unless the beneficiary is the spouse. If the Beneficiary is not the spouse, the Beneficiary may be eligible for a special income tax deduction for a portion of the estate tax attributable to the death benefit.

Transfers, Assignments and Contract Exchanges

Transferring or assigning ownership of the Contract, changing Annuity Commencement Dates or exchanging a Contract (unless the exchange qualifies as a tax-free exchange under Section 1035 of the Internal Revenue Code) may result in certain tax consequences, such as income and gift taxes, not explained in this prospectus.

Tax Withholding and Reporting

The Internal Revenue Code generally requires us to withhold income tax from any Contract distribution, including a partial withdrawal or total surrender or an annuity payment. The amount of withholding depends, in part, on whether the payment is “periodic” or “non-periodic.”

For periodic payments (e.g., annuity payments), we withhold from the taxable portion of each payment based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions. If you want us to withhold on a different basis, you must file an appropriate withholding certificate with us. For non-periodic payments (e.g., distributions such as partial withdrawals), we generally withhold 10% of the taxable portion of each payment.

You may elect not to have the withholding rules apply. For periodic payments, your election is effective for the calendar year for which you file it with us, and for each subsequent year until you amend or modify it. For non-periodic payments, an election is effective when you file it with us, but only for the payment to which it is applicable. We have to notify your recipients of your right to elect not to have taxes withheld.

The Internal Revenue Code generally requires us to report all payments to the Internal Revenue Service.

Other Tax Issues

We are taxed as a “life insurance company” under the Internal Revenue Code. We do not expect to incur any federal income tax as a result of the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently assessed against the Separate Account for such taxes. If we incur such taxes in the future, we may assess a charge for such taxes against the Separate Account.

We are required to ensure that the Subaccounts of the Separate Account meet the investment diversification requirements of the Internal Revenue Code. The investment adviser of the underlying Funds monitors the portfolios to ensure that the diversification requirements are met. If the Subaccounts failed to satisfy these requirements, you would be taxed on the earnings of the Subaccount or Subaccounts in which you were invested, unless your Contract was held in an IRA or qualified plan. The tax would apply from the first quarter of the failure, until we corrected the failure in conformity with a Treasury Department procedure. This is a risk that is common to all variable annuity contracts.

The Life Series Fund sells its shares not only to the Separate Account but also to other separate accounts which fund variable life insurance policies and variable annuity contracts. We do not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners which invested in the same Life Series Fund. If such a conflict were to arise, we would take whatever steps were necessary to protect the interests of Policyowners and Contractowners, including potentially substituting a different fund for the Life Series Fund. It is also possible that the failure of one separate account to comply with the tax laws could cause all of the separate accounts to lose their tax deferred status. This is a risk that is common to many variable annuity contracts and variable life insurance policies.

It is possible that the tax rules may change regarding a Contractowner’s control of investments underlying a variable annuity contract. These rules may limit the number of underlying investment funds and frequency of transfers among those funds. The rules could apply retroactively if they did not reflect a new Treasury Department position. If the Contract failed to comply with the rules, the Contractowner would be taxed on the Contract’s current income. We reserve the right to change the Contract to comply with any such rules.

OTHER INFORMATION

Voting Rights

Because the Life Series Fund is not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Life Series Fund. In certain circumstances, the Fund may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment objectives or investment policies without the approval of a majority vote of that Fund’s shareholders in accordance with the 1940 Act.

If the Fund holds a meeting at which shareholders are entitled to vote, Contractowners would have an opportunity to provide voting instructions for shares of a Fund held by a Subaccount in which their Contract invests. We would vote the shares of any Fund held in a corresponding Subaccount or directly, at any Fund shareholders meeting as follows:

•	shares attributable to Contractowners for which we received instructions, would be voted in accordance with the instructions;

•	shares attributable to Contractowners for which we did not receive instructions, would be voted in the same proportion that we voted shares held in the Subaccount for which we received instructions; and

•	shares not attributable to Contractowners, would be voted in the same proportion that we voted shares held in the Subaccount attributable to Contractowners for which we received instructions.

We will vote Fund shares that we hold directly in the same proportion that we vote shares held in any corresponding Subaccounts that are attributable to Contractowners and for which we receive instructions. However, we will vote our own shares as we deem appropriate where there are no shares held in any Subaccount. We will present all the shares of any Fund that we held through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.

We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner as follows:

•	before the Annuity Commencement Date, we divide the Subaccount’s Accumulated Value by the net asset value of one Fund share, and

•	after the Annuity Commencement Date, we divide the reserve held in the Subaccount for the variable annuity payment under the Contract by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates.

We will determine the number of votes that a Contractowner has the right to cast as of the record date that the Life Series Fund establishes.

We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting information and other materials relating to the Fund to each Contractowner having a voting interest in a Subaccount.

The voting rights that we describe in this prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, we reserve the right to proceed in accordance with any such changed laws or regulations. Specifically, we reserve the right to vote shares of any Fund in our own right, to the extent the law permits.

Processing Transactions

Generally, your transaction requests will be processed as of the Business Day on which we receive them, if we receive them in good order before the closing of business on the Business Day (generally 4:00 P.M. Eastern Time). Otherwise, they will be processed as of our next Business Day. To meet our requirements for processing transactions, we may require that you use our forms.

Reservation of Rights

We also reserve the right to make certain changes to the Contract, Separate Account or Funds if we believe they would (a) best serve the interests of the Contractowners and annuity payee or (b) be appropriate in carrying out the purposes of the Contract. We will make a change only as the law permits. When required, we will (a) obtain the necessary Contractowner or regulatory approval for any change and (b) notify Contractowners before making a change.

For example, we may:

•	operate the Separate Account in any form permitted by law;

•	add, delete, combine, or modify Subaccounts of the Separate Account;

•	add, delete, or substitute for the Fund shares held in any Subaccount, the shares of any investment company or series thereof, or any investment permitted by law;

•	amend or obtain and continue any exemptions under the Contract if required to comply with the Code or any other applicable federal or state law; or

•	make any necessary technical changes in the Contract in order to conform with any of the above actions.

Contract Years and Anniversaries

We measure Contract years and anniversaries from the date the Contract is issued. Each Contract year will commence on the anniversary of the issue date.

State Variations

Where required by state law, there may be variations in the Contract which is covered by a special form of the Contract for your State. Your Contract as a result may differ, from those in this Prospectus. Your actual Contract, with any endorsements, amendments and riders, is the controlling document. We have the right to change the Contract to meet applicable state laws or regulations.

New Contracts are not currently being offered for sale. Existing Contractowners may continue to make additional payments under their respective Contract.

Distribution Of the Contract

We sell the Contract solely through individuals who, in addition to being licensed with us as insurance agents, are registered representatives of FIC, which is one of our affiliates. FIC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. FIC’s executive offices are located at 95 Wall Street, New York, NY 10005. We reserve the right to sell the Contracts directly.

We pay our representatives up to 57.1% of the sales charge imposed on the sale of a Contract. We also may pay our representatives additional amounts through compensation overrides, expense allowances, bonuses and training allowances. Representatives may also qualify for non-cash compensation and awards based on productivity and persistency factors. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contractowners or the Separate Account.

Reports

At least twice each year, we will send a report to you that contains financial information about the Funds as required by applicable law. In addition, at least once each year, we will send a statement that gives you financial information about your Contract.

If several members of the same household each own a Contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing us.

Financial Statements

The Financial Statements of First Investors Life and for the Separate Account are in the SAI.

To:	First Investors Life Insurance Company Raritan Plaza 1 Edison, New Jersey 08837

Request for Statement Additional Information

I would like to receive a current copy of the following:
(check all appropriate boxes below)

[ ]	The Statement of Additional Information for First Investors Life Variable Annuity Fund C (Separate Account C) and First Investors Life Variable Annuity Fund D (Separate Account D).

[ ]	The Statement of Additional Information for First Investors Life Series Fund.

From:	__________________________ (name)

Contract number:	__________________
Address:	__________________ __________________
Phone number:	__________________

[ ]	Check if this is a change of address.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

FIRST INVESTORS LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2005

        This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectuses for First Investors Life Variable Annuity Fund C and First Investors Life Variable Annuity Fund D, dated May 1, 2005 which may be obtained at no cost by writing to First Investors Life Insurance Company, Raritan Plaza 1, Edison, New Jersey 08837, or by telephoning (800) 342-7963 or by visiting our website at www.firstinvestors.com.

        The terms in this SAI have the same meaning as in the Prospectuses.

GENERAL DESCRIPTION

        First Investors Life Insurance Company. First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 (“First Investors Life”), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation (“FICC”), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. (“FIMCO” or “Adviser”) and all of the outstanding stock of First Investors Life, First Investors Corporation (“FIC” or “Underwriter”) and Administrative Data Management Corp., the transfer agent for First Investors Life Series Fund (“Life Series Fund”). Mr. Glenn O. Head and members of his family, control FICC and, therefore, the Adviser and First Investors Life.

        The following chart provides information about the Officers and Directors of First Investors Life.

Name	Office	Principal Occupation for Last Five Years

Jay G. Baris	Director	Partner, Kramer Levin Naftalis & Frankel LLP, New York, Attorneys;
Secretary and Counsel, First Investors Federal Savings Bank, New Jersey.

Carol Lerner Brown	Secretary	Assistant Secretary, FIC; Secretary, FIMCO and FICC.

Glenn T. Dallas	Director	Retired since April 1996.

William H. Drinkwater	Director, Senior Vice	Senior Vice President and Chief Actuary since August 2003;
	President and Chief	President January 2000 - August 2003, First Investors Life; First
	Actuary	Vice President and Chief Actuary, First Investors Life, prior thereto.

Lawrence M. Falcon	Senior Vice President	Senior Vice President and Comptroller, First Investors Life.
and Comptroller

Robert Flanagan	Vice President	President FIC since June 2001; Senior Vice President FIC
2000-2001; Vice President FICC since June 1997.

Richard H. Gaebler	Director	Consultant January 2000 - May 2001; President, First Investors
Life, prior thereto.

Kathryn S. Head	Chairman and Director	Chairman and President, FICC, FIMCO and ADM; Chairman and
Director, FIC and First Investors Federal Savings Bank.

Scott Hodes	Director	Partner, Bryan Cave LLP, Chicago, Illinois, Attorneys.

Mary Jane W. Kruzan	Director	Director, FIC.

William M. Lipkus	Vice President and	Chief Financial Officer, FIC since December 1997 and, FICC since
	Chief Financial Officer	June 1997; Vice President, First Investors Life since May 1996;
Chief Financial Officer since May 1998; Chief Accounting Officer since June 1992.

Jackson Ream	Director	Retired since January 1999; Senior Vice President, Bank of
America, NA, Dallas, Texas, prior thereto.

Nelson Schaenen Jr	Director	Retired since January 2002; Partner, Weiss, Peck & Greer, New
York, Investment Managers, prior thereto.

Carol E. Springsteen	President and Director	Vice President, Individual Policy Services, New York Life
Insurance Company.

John T. Sullivan	Director	Director, FIMCO and FIC; Of Counsel to Hawkins, Delafield &
Wood, New York, Attorneys, until January 1, 2004.

Clark D. Wagner	Director	Director of Fixed Income, FIMCO; Vice President, First Investors
Multi-State Insured Tax Free Fund, First Investors New York
Insured Tax Free Fund, Inc., First Investors Government Fund,
Inc., First Investors Series Fund, First Investors Insured Tax
Exempt Fund, Inc, First Investors Insured Tax Exempt Fund II, and
First Investors Insured Intermediate Tax Exempt Fund.

2

        Separate Account Assets. First Investors Life Variable Annuity Fund C (“Separate Account C”) was established on December 21, 1989. First Investors Life Variable Annuity Fund D (“Separate Account D”) was established on April 8, 1997. Each Separate Account was established under the provisions of the New York Insurance Law. Each Separate Account’s assets are segregated from the assets of First Investors Life, and that portion of each Separate Account’s assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts for the respective Separate Account, are not chargeable with liabilities arising out of any other business of First Investors Life. Each Separate Account is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of the Separate Account.

        The assets of each Separate Account are invested at net asset value in shares of the corresponding series (each a “Fund” and collectively “Funds”) of Life Series Fund. For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on. The Life Series Fund’s Prospectus describes the risks attendant to an investment in each Fund of Life Series Fund. The thirteen Funds of Life Series Fund are: Blue Chip Fund, Cash Management Fund, Discovery Fund, Focused Equity Fund, Government Fund, Growth Fund, High Yield Fund, International Securities Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund, and Value Fund (formerly Utilities Income Fund).

SERVICES

        Custodian. First Investors Life, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of Separate Account C and Separate Account D.

        Independent Public Accountants. Tait, Weller & Baker, 1818 Market Street, Philadelphia, PA 19103, independent certified public accountants, has been selected as the independent accountants for Separate Account C and Separate Account D. First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for each Separate Account which is set by the Audit Committee of the Board of Directors of First Investors Life.

        Underwriter. First Investors Life and each Separate Account have entered into an Underwriting Agreement with FIC. FIC, an affiliate of First Investors Life, and of the Adviser has its principal business address at 95 Wall Street, New York, New York 10005. For the fiscal years ending December 31, 2002, 2003 and 2004, FIC received fees from Separate Account C of $1,126,313, $861,173 and $303,819, respectively, in connection with the distribution of the Contracts in a continuous offering.

        For the fiscal years ending December 31, 2002, 2003 and 2004, FIC received fees for Separate Account D of $956,933, $930,507 and $1,709,060, respectively, in connection with the distribution of the contracts in a continuous offering.

        First Investors Life anticipates continuing to offer the Contracts of each Separate Account, but it intends to discontinue offering the Separate Account C Contracts in states where Separate Account D Contracts are available for sale. Existing Separate Account C Contract owners may continue to make additional premium payments to their existing Contracts even if new Contracts are not available in their state of residence.

        The Contracts for both Separate Accounts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter or broker-dealers who have sales agreements with the Underwriter.

3

VALUATION

        Value of an Accumulation Unit. For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Accumulation Unit was arbitrarily initially set at $10.00. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B). The investment performance of each Fund, and expenses and deductions of certain charges affect the Accumulation Unit Value. The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

        Net Investment Factor. The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus

(2)	the per share amount of any dividend or capital gains distributions made by the applicable Fund if the “ex-dividend” date occurs during the current Valuation Period.

(b)	is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c)	is a factor representing the charges deducted for mortality and expense risks. For Separate Account C, such factor is equal on an annual basis to 1.00% of the daily net asset value of the applicable Subaccount. For Separate Account D, such factor is equal on an annual basis to 1.40% of the daily net assets value of the applicable Subaccount.

        The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease. (For an illustration of this calculation, see Appendix I, Example A.)

        Value of an Annuity Unit. For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Annuity Unit was arbitrarily initially set at $10.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract. (For an illustration of this calculation, see Appendix III, Example A.)

        Amount of Annuity Payments. When annuity payments are to commence, the Accumulated Value to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time any applicable Premium taxes not previously deducted may be deducted from the Accumulated Value to determine the net Accumulated Value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment. The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied. These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date. The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900. Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

4

        The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit will vary with the investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

        A fixed annuity provides annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

OTHER INFORMATION

        Time of Payments. All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination. However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund are not reasonably practical or it is not reasonably practical to determine the value of the Fund’s net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

        Reports to Contractowners. First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values. In addition, latest available reports of Life Series Fund will be mailed to each Contractowner.

        Assignment. Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary. The Contracts may be assigned. No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its home office.

5

RELEVANCE OF FINANCIAL STATEMENTS

        The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of each Separate Account’s Subaccounts. The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life’s ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

6

APPENDICES

7

APPENDIX I

EXAMPLE A
Formula and Illustration for Determining
the Net Investment Factor of a Subaccount
of Separate Account C

Net Investment Factor	=	A + B	–	D
C

Where:
A	=	The Net Asset Value of a Fund share as of the end of the current
		Valuation Period.
		Assume	=	$8.51000000
B	=	The per share amount of any dividend or capital gains distribution
		since the end of the immediately preceding Valuation Period.
		Assume	=	0
C	=	The Net Asset Value of a Fund share as of the end of the
		immediately preceding Valuation Period.
		Assume	=	$8.39000000
D	=	The daily deduction for mortality and expense risks, which totals
		1.0% on an annual basis.
		On a daily basis	=	.00002740

Then, the Net Investment Factor	=	8.51000000 + 0	–	.00002740	=	1.01427534
8.39000000

Formula and Illustration for Determining
the Net Investment Factor of a Subaccount
of Separate Account D

Net Investment Factor	=	A + B	–	D
C

Where:
A	=	The Net Asset Value of a Fund share as of the end of the current
		Valuation Period.
		Assume	=	$8.51000000
B	=	The per share amount of any dividend or capital gains distribution
		since the end of the immediately preceding Valuation Period.
		Assume	=	0
C	=	The Net Asset Value of a Fund share as of the end of the
		immediately preceding Valuation Period.
		Assume	=	$8.39000000
D	=	The daily deduction for mortality and expense risks and administration,
		which totals 1.4% on an annual basis.
		On a daily basis	=	.00003836

Then, the Net Investment Factor	=	8.51000000 + 0	–	.00003836	=	1.01426438
8.39000000

8

EXAMPLE B
Formula and Illustration for Determining
Accumulation Unit Value of a Subaccount
of Separate Account C

Accumulation Unit Value  =  A x B

Where:
A	=	The Accumulation Unit Value for the immediately preceding
		Valuation Period.
		Assume	=	$1.46328760
B	=	The Net Investment Factor for the current Valuation Period.
		Assume	=	1.01427534
Then, the Accumulation Unit Value = $1.46328760 x 1.01427534			=	1.48417653

Formula and Illustration for Determining
Accumulation Unit Value of a Subaccount
of Separate Account D

Accumulation Unit Value  =  A x B

Where:
A	=	The Accumulation Unit Value for the immediately preceding
		Valuation Period.
		Assume	=	$1.46328760
B	=	The Net Investment Factor for the current Valuation Period.
		Assume	=	1.01426438
Then, the Accumulation Unit Value = $1.46328760 x 1.01426438			=	1.48416049

9

APPENDIX II

EXAMPLE A
Formula and Illustration for Determining
Death Benefit Payable Under
Annuity Option 4-Unit Refund Life Annuity
For Separate Account C and Separate Account D

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

Annuity Units Payable	=	A	–	(CxD), if	A	is greater than CxD
		B			B

Where:
A	=	The Net Accumulated Value applied on the Annuity Commencement
Date to purchase the Variable Annuity.
		Assume	=	$ 20,000.00
B	=	The Annuity Unit Value at the Annuity Commencement Date.
		Assume	=	$ 1.08353012
C	=	The number of Annuity Units represented by each payment made.
		Assume	=	116.61488844
D	=	The total number of monthly Variable Annuity Payments made prior to the Annuitant's death.
		Assume	=	30

Then the number of Annuity Units Payable:

	$20,000.00	–	(116.61488844 x 30)
	$1.08353012
=	18,458.18554633	–	3,498.44665320
=	14,959.73889313

If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

14,959.73889313  x  $1.12173107  =  $16,780.80

10

APPENDIX III

EXAMPLE A

Formula and Illustration for Determining
Annuity Unit Value of
Separate Account C and Separate Account D

Annuity Unit Value  =  A x B x C

Where:
A	=	Annuity Unit Value of the immediately preceding Valuation Period.
		Assume	=	$1.10071211
B	=	Net Investment Factor for the Valuation Period for which the
		Annuity Unit is being calculated.
		Assume	=	1.00083530
C	=	A factor to neutralize the assumed interest rate of 3 1/2% built into
		the Annuity Tables used.
		Daily factor equals	=	0.99990575

Then, the Annuity Value is:

$1.10071211  x  1.00083530  x   0.99990575  =  $1.10152771

EXAMPLE B

Formula and Illustration for Determining
Amount of First Monthly Variable Annuity Payment from
Separate Account C and Separate Account D

First Monthly Variable Annuity Payment	=	A	X	B
$1,000

Where:
A	=	The Net Accumulated Value allocated to Separate Account C for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date.
		Assume	=	$ 20,000.00
B	=	The Annuity purchase rate per $1,000 based upon the option
selected, the sex and adjusted age of the Annuitant
according to the Annuity Tables contained in the Contract.
		Assume	=	$ 6.40

Then, the first Monthly Variable Payment	=	$20,000	x $6.40 = $128.00
$1,000

11

EXAMPLE C

Formula and Illustration for Determining
the Number of Annuity Units for Separate Account C and Separate Account D
Represented by Each Monthly Variable Annuity Payment

Number of Annuity Units	=	A
B

Where:
A	=	The dollar amount of the first monthly Variable Annuity Payment.
		Assume	=	$ 128.00
B	=	The Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date.
		Assume	=	$ 1.09763000

Then, the number of Annuity Units	=	$128.00	= 116.61488844
$1.09763000

EXAMPLE D

Formula and Illustration for Determining
the Amount of Second and Subsequent Monthly Variable
Annuity Payments From Separate Account C and Separate Account D

Second Monthly Variable Annuity Payment  =  A x B

Where:
A	=	The Number of Annuity Units represented by each monthly
Variable Annuity Payment.
		Assume	=	116.61488844
B	=	The Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the date on which the
second (or subsequent) Variable Annuity Payment is due.
		Assume	=	$ 1.11834234

Then, the second monthly Variable Annuity Payment  =  116.61488844  x  $1.11834234  =  $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result. Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment  =  116.61488844  x  $1.08103230  =  $126.06

12

Financial Statements as of
December 31, 2004

13

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors
First Investors Life Insurance Company
New York, New York

        We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 2004 and 2003, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

        As discussed in Note 2e to the financial statements the Company applied Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts”.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
March 9, 2005

FIRST INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET

ASSETS
	December 31, 2004	December 31, 2003
Investments (note 2):
Available-for-sale securities	$173,752,971	$191,160,424
Held-to-maturity securities	3,679,616	3,647,942
Short term investments	31,565,382	7,722,793
Policy loans	44,357,547	40,447,782

Total investments	253,355,516	242,978,941
Cash	2,110,094	994,870
Premiums and other receivables, net of allowances of $30,000 in 2004 and 2003	9,175,937	6,379,382
Accrued investment income	3,667,951	3,686,080
Deferred policy acquisition costs (note 6)	32,051,511	29,579,577
Furniture, fixtures and equipment, at cost, less
accumulated depreciation of $1,218,338 in 2004 and $1,185,875 in 2003	41,492	38,360
Other assets	48,722	56,812
Separate account assets	947,848,557	893,885,447

Total assets	$1,248,299,780	$1,177,599,469

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Policyholder account balances (note 6)	$159,894,910	$153,365,650
Claims and other contract liabilities	17,576,298	17,120,464
Accounts payable and accrued liabilities	5,858,360	4,200,155
Deferred Federal income taxes (note 7)	3,380,000	2,787,000
Separate account liabilities	947,848,557	893,885,447

Total liabilities	1,134,558,125	1,071,358,716

STOCKHOLDER'S EQUITY:
Common Stock, par value $4.75; authorized, issued and outstanding 534,350 shares	2,538,163	2,538,163
Additional paid in capital	6,496,180	6,496,180
Accumulated other comprehensive income (note 2)	3,278,000	4,014,000
Retained earnings	101,429,312	93,192,410

Total stockholder's equity	113,741,655	106,240,753

Total liabilities and stockholder's equity	$1,248,299,780	$1,177,599,469

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF INCOME

	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
REVENUES
Policyholder fees	$23,842,329	$23,613,902	$24,615,450
Premiums	5,812,033	6,267,990	5,935,371
Investment income (note 2)	12,600,500	12,701,287	12,752,192
Realized gain (loss) on investments	437,950	1,840,774	1,887,986
Other income	538,923	650,720	776,124

Total income	43,231,735	45,074,673	45,967,123

BENEFITS AND EXPENSES
Benefits and increases in contract liabilities	10,346,287	11,221,789	11,339,612
Dividends to policyholders	840,792	1,047,460	1,177,236
Amortization of deferred acquisition costs (note 6)	2,042,285	641,515	3,424,169
Commissions and general expenses	17,522,369	17,021,013	17,489,085

Total benefits and expenses	30,751,733	29,931,777	33,430,102

Income before Federal income tax and cumulative
Effect of a change in accounting principle	12,480,002	15,142,896	12,537,021
Federal income tax (note 7):
Current	3,845,000	3,488,000	2,307,000
Deferred	420,000	1,781,000	2,021,000

	4,265,000	5,269,000	4,328,000

Income before cumulative effect of a change in
accounting principle	8,215,002	9,873,896	8,209,021
Cumulative effect of a change in accounting principle
(Note 2e)	1,021,900	--	--

Net Income	$9,236,902	$9,873,896	$8,209,021

Income per share, based on 534,350 shares outstanding	$17.29	$18.48	$15.36

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF STOCKHOLDER’S EQUITY

	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Balance at beginning of year	$106,240,753	$96,199,857	$87,032,836

Dividends Paid	(1,000,000)	(1,000.000)	--
Net income	9,236,902	9,873,896	8,209,021
Other comprehensive income
Increase (decrease) in unrealized holding gains on
available-for-sale securities	(736,000)	1,167,000	958,000

Comprehensive income	7,500,902	11,040,896	9,167,021

Balance at end of year	$113,741,655	$106,240,753	$96,199,857

STATEMENT OF CASH FLOWS

	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Increase (decrease) in cash:
Cash flows from operating activities:
Policyholder fees received	$23,630,830	$23,575,148	$25,277,005
Premiums received	5,184,969	6,253,490	6,363,530
Amounts received on policyholder accounts	73,411,089	68,598,540	75,588,897
Investment income received	14,282,509	14,095,688	13,663,340
Other receipts	34,085	100,415	58,616
Benefits and contract liabilities paid	(76,167,573)	(71,108,219)	(79,291,078)
Commissions and general expenses paid	(23,847,625)	(24,594,956)	(24,509,281)

Net cash provided by operating activities	16,528,284	16,920,106	17,151,029

Cash flows from investing activities:
Proceeds from sale of investment securities	83,706,593	77,664,530	142,414,044
Purchase of investment securities	(94,174,293)	(92,514,005)	(156,927,259)
Purchase of furniture, equipment and other assets	(35,595)	(4,592)	(258,868)
Net increase in policy loans	(3,909,765)	(1,837,074)	(1,044,773)

Net cash used for investing activities	(14,413,060)	(16,691,141)	(15,816,856)

Cash flows from financing activities:
Dividends paid	(1,000,000)	(1,000,000)	--

Net cash used for financing activities	(1,000,000)	(1,000,000)	--

Net increase (decrease) in cash	1,115,224	(771,035)	1,334,173
Cash
Beginning of year	994,870	1,765,905	431,732

End of year	$2,110,094	$994,870	$1,765,905

The Company paid Federal income taxes of $3,599,000 in 2004, $2,220,000 in 2003 and $3,457,000 in 2002.

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOWS

	Year ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Reconciliation of net income to net cash
provided by operating activities:
Net income	$9,236,902	$9,873,896	$8,209,021
Adjustments to reconcile net income to net cash
provided by operating activities:
Cumulative effect of change in accounting
Principle	(1,021,900)	--	--
Depreciation and amortization	40,552	241,089	235,067
Amortization of deferred policy acquisition costs	2,042,680	641,515	3,424,169
Realized investment (gains) losses	(437,950)	(1,840,774)	(1,887,986)
Amortization of premiums and discounts on
investments	1,663,880	1,471,481	865,790
Deferred Federal income taxes	420,000	1,781,000	2,021,000
Other items not requiring cash - net	8,086	38,323	23,184
(Increase) decrease in:
Premiums and other receivables, net	(1,326,681)	1,073,023	404,038
Accrued investment income	18,129	(77,080)	45,358
Deferred policy acquisition costs, exclusive
of amortization	(4,510,714)	(4,522,570)	(3,915,743)
Other assets	1	(14,542)	(4,036)
Increase (decrease) in:
Policyholder account balances	8,281,260	9,134,213	8,047,676
Claims and other contract liabilities	455,834	46,553	(381,383)
Accounts payable and accrued liabilities	1,658,205	(926,021)	64,874

	$16,528,284	$16,920,106	$17,151,029

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

Note 1 — Basis of Financial Statements

        The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:

(a) policy reserves are computed according to the Company’s estimates of mortality, investment yields, withdrawals and other benefits and expenses, rather than on the statutory valuation basis;
(b) certain expenditures, principally for furniture and equipment and agents’ debit balances, are recognized as assets rather than being non-admitted and therefore charged to retained earnings;
(c) commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;
(d) income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided;
(e) the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

Note 2 — Other Significant Accounting Practices

    (a)   Accounting Estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

    (b)  Depreciation.  Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

    (c)   Investments.   Investments in equity securities that have readily determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:

Held-to-Maturity Securities
Debt securities in which the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

Available-For-Sale Securities
Debt securities not classified as held to maturity securities and equity securities are recorded at fair value with unrealized gains and losses excluded from earnings and reported as “accumulated other comprehensive income” in stockholder’s equity.

        Short term investments are reported at market value which approximates cost.

        Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:

	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Interest on fixed maturities	$10,183,017	$10,620,531	$10,753,958
Interest on short term investments	213,152	85,469	134,314
Interest on policy loans	2,668,711	2,444,660	2,309,892

Total investment income	13,064,880	13,150,660	13,198,164
Investment expense	464,380	449,373	445,972

Net investment income	$12,600,500	$12,701,287	$12,752,192

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

        The amortized cost and estimated market values of investments at December 31, 2004 and 2003 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Available-For-Sale Securities
December 31, 2004
U.S. Treasury Securities and obligations of U.S.
Government Corporations and Agencies	$60,026,192	$665,112	$110,959	$60,580,345
Corporate Debt Securities	99,995,396	5,540,680	1,031,381	104,504,695
Other Debt Securities	8,045,383	622,548	--	8,667,931

	$168,066,971	$6,828,340	$1,142,340	$173,752,971

December 31,2003
U.S. Treasury Securities and obligations of U.S.
Government Corporations and Agencies	$80,842,668	$1,247,640	$61,896	$82,028,412
Corporate Debt Securities	92,532,513	6,042,171	979,739	97,594,945
Other Debt Securities	10,802,244	734,823	--	11,537,067

	$184,177,425	$8,024,634	$1,041,635	$191,160,424

        At December 31, 2004 and 2003, the Company had “Unrealized Holding Gains on Available-For-Sale Securities” of $3,278,000 and $4,014,000, net of applicable deferred income taxes and amortization of deferred acquisition costs. The change in the Unrealized Holding Gains (Losses) of ($736,000), $1,167,000 and $958,000 for 2004, 2003 and 2002, respectively is reported as other comprehensive income in stockholders’ equity.

Held-To-Maturity Securities
December 31,2004
U.S. Treasury Securities and obligations of U.S.
Government Corporations and Agencies*	$3,669,616	$108,858	$--	$3,778,474
Corporate Debt Securities	10,000	--	--	10,000

	$3,679,616	$108,858	$--	$3,788,474

December 31,2003
U.S. Treasury Securities and obligations of U.S.
Government Corporations and Agencies*	$3,637,942	$195,208	$--	$3,833,150
Corporate Debt Securities	10,000	--	--	10,000

	$3,647,942	$195,208	$--	$3,843,150

*These securities are on deposit for various state insurance departments and are therefore restricted as to sale.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

        The amortized cost and estimated market value of debt securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Held to Maturity		Available For Sale
	Amortized Cost	Estimated Market Value	Amortized Cost	Estimated Market Value
Due in one year or less	$10,000	$10,000	$7,074,601	$7,090,623
Due after one year through five years	3,669,616	3,778,474	43,725,560	45,324,679
Due after five years through ten years	--	--	56,956,935	60,032,228
Due after ten years	--	--	60,309,875	61,305,441

	$3,679,616	$3,788,474	$168,066,971	$173,752,971

        Proceeds from sales of investments in fixed maturities were $85,176,467, $77,664,530 and $132,752,001 in 2004, 2003 and 2002, respectively. Gross gains of $857,700 and gross losses of $419,750 were realized on those sales in 2004. Gross gains of $2,085,926 and gross losses of $245,152 were realized on those sales in 2003. Gross gains of $4,572,382 and gross losses of $2,684,396 were realized on those sales in 2002.

        (d) Recognition of Revenue, Policyholder AccountBalances and Policy Benefits

Traditional Ordinary Life and Health

Revenues from the traditional life insurance policies represent premiums that are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.

Universal Life and Variable Life

Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

Policyholder account balances on universal life consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances. The value of policyholder accounts on variable life are included in separate account liabilities as discussed below.

Annuities

Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

        (e) Separate Accounts.  Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts with individual investment objectives. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company. Effective in 2004, the Company applied Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”). The effect of applying SOP 03-1 as of the beginning of the year was to decrease policyholder accounts and other contract liabilities bt approximately $1,752,000 and decrease deferred acquisition costs by approximately $179,100. Such effects, net of income tax expense of $550,000, have been shown on the statement of income as a cumulative effect of a change in accounting principle in 2004.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

        (f) Comprehensive Income.  For 1998, the Company adopted Statement of Financial Accounting Standards No, 130 (“SFAS 130”), “Reporting Comprehensive Income”. SFAS 130 establishes the disclosure requirements for reporting comprehensive income in an entity’s financial statements. Total comprehensive income includes net income and unrealized gains and losses on available-for-sale securities. Accumulated other comprehensive income, a component of stockholders’ equity, was formerly reported as unrealized gains and losses on available-for-sale securities. There was no impact on previously reported net income from the adoption of SFAS 130.

Note 3 — Fair Value of Financial Instruments

        The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. The fair values for fixed maturity and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

        The carrying amounts for the Company’s liabilities under investment — type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year. Fair values for the Company’s insurance contracts other than investment — type contracts are not required to be disclosed. However, the fair values of liabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

Note 4 — Retirement Plans

        The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent. The Plan provides for retirement benefits based upon earnings. Vesting of benefits is based upon years of service. For the years ended December 31, 2004, 2003 and 2002, the Company charged operations approximately $107,000, $113,000 and $102,000 respectively for its portion of the contribution.

        The Company also has a non-qualified deferred compensation arrangement for the benefit of its sales agents. The plan provides for contributions based upon commission on first-year premiums. The plan is unfunded. Vesting of benefits is based upon graduated percentages dependent upon the number of allocations made in accordance with the plan by the Company for each participant. The Company charged to operations pension expenses of approximately $411,000 in 2004, $370,000 in 2003 and $389,000 in 2002. The accrued liability of approximately $4,195,000 in 2004 and $4,101,000 in 2003 was sufficient to cover the value of benefits provided by the plan.

        In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees. Contributions to this plan were not material.

Note 5 — Commitments and Contingent Liabilities

        The Company has agreements with affiliates and non-affiliates as follows:

        (a) The Company’s maximum retention on any one life is $100,000. The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks. The Company is liable for any obligations that any reinsurance company may be unable to meet. The Company had reinsured approximately 33%, 28% and 19% of its net life insurance in force at December 31, 2004, 2003 and 2002. The Company also had assumed reinsurance amounting to approximately 18%, 20% and 22% of its net life insurance in force at the respective year ends. None of these transactions had any material effect on the Company’s operating results.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

        (b) The Company and certain affiliates share office space, data processing facilities and management personnel. Charges for these services are based upon the Company’s proportionate share of: space occupied, usage of data processing facilities and time allocated to management. During the years ended December 31, 2004, 2003 and 2002, the Company paid approximately $2,390,000, $2,147,000 and $2,002,000, respectively, for these services. In addition, the Company reimbursed an affiliate approximately $6,518,000 in 2004, $6,423,000 in 2003,and $7,884,000 in 2002 for commissions relating to the sale of its products.

        The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent. The balance in this account was approximately $549,000 at December 31, 2004 and $68,000 at December 31, 2003.

        (c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business. In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

Note 6 — Adjustments Made to Statutory Accounting Practices

        Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles. The effects of these differences for the years ended December 31, 2004, 2003 and 2002 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.

	Net Income Year Ended December 31			Capital Shares and Surplus at December 31
	2004	2003	2002	2004	2003	2002
Reported on a statutory basis	$7,526,947	$7,628,849	$4,712,424	$82,997,459	$74,764,816	$68,313,390

Adjustments:
Deferred policy acquisition costs (b)	2,288,934	3,881,055	491,574	32,051,511	29,579,577	25,703,522
Future policy benefits (a)	450,627	(740,686)	3,235,866	(2,490,686)	(2,941,313)	(2,200,627)
Deferred income taxes	(971,000)	(1,781,000)	(2,021,000)	(5,410,000)	(2,787,000)	(405,000)
Premiums due and deferred (e)	(221,458)	(88,434)	(156,059)	(1,556,746)	(1,335,289)	(1,246,855)
Cost of collection and other statutory
liabilities	--	(86,719)	38,236	--	--	86,718
Non-admitted assets	--	--	--	146,580	115,212	382,949
Asset valuation reserve	--	--	--	1,172,656	887,807	355,760
Interest maintenance reserve	(118,112)	(102,957)	(6,276)	1,144,881	973,943	--
Gross unrealized holding gains (losses) on
available-for-sale securities	--	--	--	5,686,000	6,983,000	5,210,000
Net realized capital gains (losses)	437,950	1,821,378	2,935,515	--	--	--
Other	(156,986)	(657,590)	280,873	--	--	--

	1,709,955	2,245,047	848,431	30,744,196	31,475,937	27,886,467

In accordance with generally accepted
accounting principles	$9,236,902	$9,873,896	$8,011,556	$113,741,655	$106,240,753	$96,199,857

Per share, based on 534,350 shares
outstanding	$17.29	$18.48	$15.36	$212.86	$198.82	$180.03

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

        The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

        (a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields. The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:

Distribution of Liabilities*			Basis of Assumptions
2004	2003	Years of Issue	Interest	Mortality Table	Withdrawal
Non-par:
$ 985,455	$ 1,017,713	1962-1967	4 1/2%	1955-60 Basic Select plus Ultimate	Linton B
3,689,309	3,858,669	1968-1988	5 1/2%	1955-60 Basic Select plus Ultimate	Linton B
478,613	476,731	1984-1988	7 1/2%	85% of 1965-70 Basic Select	Modified
				plus Ultimate	Linton B
192,558	179,381	1989-Present	7 1/2%	1975-80 Basic Select plus Ultimate	Linton B
73,805	115,879	1989-Present	7 1/2%	1975-80 Basic Select plus Ultimate	Actual
18,891	18,125	1989-Present	8%	1975-80 Basic Select plus Ultimate	Actual
43,788,041	40,187,717	1985-Present	4.5	Accumulation of Funds	--
Par:
142,265	150,711	1966-1967	4 1/2%	1955-60 Basic Select plus Ultimate	Linton A
12,573,197	12,691,717	1968-1988	5 1/2%	1955-60 Basic Select plus Ultimate	Linton A
1,129,496	1,097,366	1981-1984	7 1/4%	90% of 1965-70 Basic Select
				plus Ultimate	Linton B
5,177,456	5,163,801	1983-1988	9 1/2%	80% of 1965-70 Basic Select
				plus Ultimate	Linton B
26,081,718	25,152,685	1990-Present	8%	66% of 1975-80 Basic Select
				plus Ultimate	Linton B
Annuities:
18,926,559	19,191,188	1976-Present	4%	Accumulation of Funds	--
Miscellaneous:
47,780,448	44,932,590	1962-Present	2 1/2%-3 1/2%	1958-CSO	None

* The above amounts are before deduction of deferred premiums of $1,142,901 in 2004 and $868,623 in 2003.

        (b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred. Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges. Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue. Anticipated premium revenue was estimated using the same assumptions that were used for computing liabilities for future policy benefits. Amortization of $2,042,285 in 2004, $641,515 in 2003 and $3,424,169 in 2002 was charged to operations.

        (c) Participating business represented 3.4% and 4.0% of individual life insurance in force at December 31, 2004 and 2003, respectively.

        The Board of Directors annually approves a dividend formula for calculation of dividends to be distributed to participating policyholders.

        The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force. Earnings in excess of that limit must be excluded from shareholders’ equity by a charge against operations. No such charge has been made, since participating business has operated at a loss to date on a statutory basis. It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

        (d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus. The amount of said surplus was $73,963,067, $65,730,424 and $59,278,998 at December 31, 2004, 2003 and 2002, respectively.

        (e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs. In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 7 — Federal Income Taxes

        The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return. The provision for Federal income taxes is determined on a separate company basis.

        Retained earnings at December 31, 2004 included approximately $146,000 which is defined as “policyholders’ surplus” and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.

        Deferred tax liabilities (assets) are comprised of the following:

	2004	2003
Policyholder dividend provision	$(284,278)	$(350,331)
Non-qualified agents' pension plan reserve	(1,548,820)	(1,531,875)
Deferred policy acquisition costs	6,204,119	5,353,175
Future policy benefits	(2,318,654)	(2,365,864)
Bond discount	25,030	31,673
Unrealized holding gains on Available-For-Sale Securities	1,689,000	2,067,000
Capital loss carryover	(137,813)	(228,491)
Other	(248,584)	(188,287)

	$3,380,000	$2,787,000

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors
First Investors Life Insurance Company
New York, New York

We have audited the accompanying statement of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise First Investors Life Variable Annuity Fund C (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940) (“Separate Account C”), as of December 31, 2004, and the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 2004 and 2003 for each of the individual sub-accounts which comprise Separate Account C. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as December 31, 2004 by correspondence with Separate Account C’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position each of the individual sub-accounts which comprise Separate Account C as of December 31, 2004, and the results of their operations for the year then ended for each of the individual sub-accounts and the changes in their net assets for the years ended December 31, 2004 and 2003, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
March 9, 2005

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

	Cash Management	High Yield	Growth	Discovery
ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$3,524,267	$22,098,734	$102,769,516	$48,222,969
LIABILITIES
Payable to First Investors
Life Insurance Company	2,927	18,356	84,443	39,661

NET ASSETS	$3,521,340	$22,080,378	$102,685,073	$48,183,308

Net assets represented by
Contracts in accumulation period	$3,521,340	$22,080,378	$102,685,073	$48,183,308

See notes to financial statements.	2

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

	Blue Chip	International Securities	Focused Equity	Government
ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$82,538,159	$35,933,916	$3,434,594	$12,257,331
LIABILITIES
Payable to First Investors
Life Insurance Company	68,169	29,491	2,841	10,238

NET ASSETS	$82,469,990	$35,904,425	$3,431,753	$12,247,093

Net assets represented by
Contracts in accumulation period	$82,469,990	$35,904,425	$3,431,753	$12,247,093

See notes to financial statements.	3

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2004

	Investment Grade	Value	Target Maturity 2007	Target Maturity 2010	Target Maturity 2015
ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$19,858,606	$35,463,479	$16,806,984	$8,768,873	$5,250,756

LIABILITIES
Payable to First Investors
Life Insurance Company	16,467	29,292	14,150	7,331	4,317

NET ASSETS	$19,842,139	$35,434,187	$16,792,834	$8,761,542	$5,246,439

Net assets represented by
Contracts in accumulation period	$19,842,139	$35,434,187	$16,792,834	$8,761,542	$5,246,439

See notes to financial statements.	4

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS

Year ended December 31, 2004

	Cash Management	High Yield	Growth	Discovery
INVESTMENT INCOME
Income:
Dividends	$26,489	$1,614,882	$529,431	$--
Expenses:
Mortality and expense risks (Note 5)	39,082	219,782	1,014,150	467,920

NET INVESTMENT INCOME (LOSS)	(12,593)	1,395,100	(484,719)	(467,920)

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	--	--	--	--

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	--	(4,907,878)	20,860,007	(7,646,400)
End of year	--	(4,419,888)	30,565,066	(2,112,750)

Change in unrealized appreciation
(depreciation) on investments	--	487,990	9,705,059	5,533,650

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(12,593)	$1,883,090	$9,220,340	$5,065,730

See notes to financial statements.	5

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS

Year ended December 31, 2004

	Blue Chip	International Securities	Focused Equity	Government
INVESTMENT INCOME
Income:
Dividends	$553,216	$420,001	$20,942	$766,298
Expenses:
Mortality and expense risks (Note 5)	840,196	346,789	36,763	131,990

NET INVESTMENT INCOME (LOSS)	(286,980)	73,212	(15,821)	634,308

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	--	--	--	--

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(331,647)	817,307	(1,193,462)	531,287
End of year	4,846,062	5,076,711	(1,025,899)	223,584

Change in unrealized appreciation
(depreciation) on investments	5,177,709	4,259,404	167,563	(307,703)

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$4,890,729	$4,332,616	$151,742	$326,605

See notes to financial statements.	6

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2004

	Investment Grade	Value	Target Maturity 2007	Target Maturity 2010	Target Maturity 2015
INVESTMENT INCOME
Income:
Dividends	$1,197,109	$601,779	$1,098,763	$455,965	$193,514
Expenses:
Mortality and expense risks (Note 5)	206,351	337,727	183,760	92,775	51,914

NET INVESTMENT INCOME (LOSS)	990,758	264,052	915,003	363,190	141,600

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	--	--	526,521	38,084	--

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	1,969,564	(4,298,817)	4,891,492	2,207,543	723,756
End of year	1,568,945	255,245	3,478,064	2,077,666	946,318

Change in unrealized appreciation
(depreciation) on investments	(400,619)	4,554,062	(1,413,428)	(129,877)	222,562

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS	$590,139	$4,818,114	$28,096	$271,397	$364,162

See notes to financial statements.	7

FIRST INVESTORS LIFEVARIABLE
ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

	Cash Management		High Yield
	2004	2003	2004	2003
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(12,593)	$(26,252)	$1,395,100	$1,412,815
Realized gain distributions	--	--	--	--
Change in unrealized appreciation
(depreciation) on investments	--	--	487,990	2,938,603

Net increase (decrease) in net assets
resulting from operations	(12,593)	(26,252)	1,883,090	4,351,418

From Contract Transactions
Net insurance premiums from
contract owners	(91,122)	240,452	395,328	1,283,983
Transfers between sub-accounts	(306,696)	183,435	944,081	1,124,108
Transfers for contract benefits
and terminations	(923,934)	(2,942,453)	(2,888,162)	(2,343,565)

Increase (decrease) in net assets
derived from contract transactions	(1,321,752)	(2,518,566)	(1,548,753)	64,526

Net increase (decrease) in net assets	(1,334,345)	(2,544,818)	334,337	4,415,944
Net Assets
Beginning of year	4,855,685	7,400,503	21,746,041	17,330,097

End of year	$3,521,340	$4,855,685	$22,080,378	$21,746,041

See notes to financial statements.	8

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

	Growth		Discovery
	2004	2003	2004	2003
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(484,719)	$(495,871)	$(467,920)	$(427,208)
Realized gain distributions	--	--	--	--
Change in unrealized appreciation
(depreciation) on investments	9,705,059	23,727,184	5,533,650	14,232,877

Net increase (decrease) in net assets
resulting from operations	9,220,340	23,231,313	5,065,730	13,805,669

From Contract Transactions
Net insurance premiums from
contract owners	1,472,120	3,602,499	899,030	1,320,982
Transfers between sub-accounts	715,929	94,481	(615,951)	(662,220)
Transfers for contract benefits
and terminations	(13,389,947)	(12,049,772)	(6,368,855)	(5,075,128)

Increase (decrease) in net assets
derived from contract transactions	(11,201,898)	(8,352,792)	(6,085,776)	(4,416,366)

Net increase (decrease) in net assets	(1,981,558)	14,878,521	(1,020,046)	9,389,303
Net Assets
Beginning of year	104,666,631	89,788,110	49,203,354	39,814,051

End of year	$102,685,073	$104,666,631	$48,183,308	$49,203,354

See notes to financial statements.	9

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31,

	Blue Chip		International Securities
	2004	2003	2004	2003
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(286,980)	$(251,503)	$73,212	$3,993
Realized gain distributions	--	--	--	--
Change in unrealized appreciation
(depreciation) on investments	5,177,709	18,273,794	4,259,404	8,648,093
Net increase (decrease) in net assets
resulting from operations	4,890,729	18,022,291	4,332,616	8,652,086

From Contract Transactions
Net insurance premiums from
contract owners	1,188,143	2,507,952	418,951	626,457
Transfers between sub-accounts	(801,517)	(169,120)	(114,103)	(1,031,294)
Transfers for contract benefits
and terminations	(11,365,121)	(10,750,982)	(4,311,322)	(3,943,919)

Increase (decrease) in net assets
derived from contract transactions	(10,978,495)	(8,412,150)	(4,006,474)	(4,348,756)

Net increase (decrease) in net assets	(6,087,766)	9,610,141	326,142	4,303,330
Net Assets
Beginning of year	88,557,756	78,947,615	35,578,283	31,274,953

End of year	$82,469,990	$88,557,756	$35,904,425	$35,578,283

See notes to financial statements.	10

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Focused Equity		Government
	2004	2003	2004	2003
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(15,821)	$(29,787)	$634,308	$506,257
Realized gain distributions	--	--	--	--
Change in unrealized appreciation
(depreciation) on investments	167,563	830,403	(307,703)	(204,242)

Net increase (decrease) in net assets
resulting from operations	151,742	800,616	326,605	302,015

From Contract Transactions
Net insurance premiums from
contract owners	85,873	291,129	254,819	624,088
Transfers between sub-accounts	(192,220)	48,182	(508,575)	304,197
Transfers for contract benefits
and terminations	(508,768)	(357,825)	(2,247,221)	(2,060,705)

Increase (decrease) in net assets
derived from contract transactions	(615,115)	(18,514)	(2,500,977)	(1,132,420)

Net increase (decrease) in net assets	(463,373)	782,102	(2,174,372)	(830,405)
Net Assets
Beginning of year	3,895,126	3,113,024	14,421,465	15,251,870

End of year	$3,431,753	$3,895,126	$12,247,093	$14,421,465

See notes to financial statements.	11

FIRST INVESTORS LIFEVARIABLE
ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

Years ended December 31,

	Investment Grade		Value
	2004	2003	2004	2003
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$990,758	$953,992	$264,052	$594,985
Realized gain distributions	--	--	--	--
Change in unrealized appreciation
(depreciation) on investments	(400,619)	573,058	4,554,062	6,247,664

Net increase (decrease) in net assets
resulting from operations	590,139	1,527,050	4,818,114	6,842,649

From Contract Transactions
Net insurance premiums from
contract owners	559,279	1,391,666	749,683	1,573,066
Transfers between sub-accounts	477,589	812,725	1,092,017	426,829
Transfers for contract benefits
and terminations	(3,284,974)	(2,902,638)	(4,098,311)	(2,994,321)

Increase (decrease) in net assets
derived from contract transactions	(2,248,106)	(698,247)	(2,256,611)	(994,426)

Net increase (decrease) in net assets	(1,657,967)	828,803	2,561,503	5,848,223
Net Assets
Beginning of year	21,500,106	20,671,303	32,872,684	27,024,461

End of year	$19,842,139	$21,500,106	$35,434,187	$32,872,684

See notes to financial statements.	12

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Target Maturity 2007		Target Maturity 2010
	2004	2003	2004	2003
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$915,003	$952,972	$363,190	$313,366
Realized gain distributions	526,521	219,791	38,084	--
Change in unrealized appreciation
(depreciation) on investments	(1,413,428)	(968,861)	(129,877)	(128,863)

Net increase (decrease) in net assets
resulting from operations	28,096	203,902	271,397	184,503

From Contract Transactions
Net insurance premiums from
contract owners	88,082	337,044	107,631	498,495
Transfers between sub-accounts	(752,784)	(1,333,234)	(72,694)	279,997
Transfers for contract benefits
and terminations	(2,467,555)	(2,686,691)	(1,216,124)	(758,359)

Increase (decrease) in net assets
derived from contract transactions	(3,132,257)	(3,682,881)	(1,181,187)	20,133

Net increase (decrease) in net assets	(3,104,161)	(3,478,979)	(909,790)	204,636
Net Assets
Beginning of year	19,896,995	23,375,974	9,671,332	9,466,696

End of year	$16,792,834	$19,896,995	$8,761,542	$9,671,332

See notes to financial statements.	13

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Target Maturity 2015
	2004	2003
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$141,600	$81,203
Realized gain distributions	--	--
Change in unrealized appreciation
(depreciation) on investments	222,562	11,356

Net increase (decrease) in net assets
resulting from operations	364,162	92,559

From Contract Transactions
Net insurance premiums from
contract owners	193,143	1,539,439
Transfers between sub-accounts	134,924	(78,086)
Transfers for contract benefits
and terminations	(748,361)	(541,502)

Increase (decrease) in net assets
derived from contract transactions	(420,294)	919,851

Net increase (decrease) in net assets	(56,132)	1,012,410
Net Assets
Beginning of year	5,302,571	4,290,161

End of year	$5,246,439	$5,302,571

See notes to financial statements.	14

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

NOTE 1 — ORGANIZATION

First Investors Life Variable Annuity Fund C (“Separate Account C”), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by First Investors Life Insurance Company (“FIL”) and exists in accordance with the regulations of the New York State Insurance Department. Assets of Separate Account C have been used to purchase shares of First Investors Life Series Fund (the “Fund”), an open-end diversified management investment company registered under the 1940 Act. The contract holder directs the deposits into the sub-accounts that comprise Separate Account C and bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying fund portfolios: Cash Management, High Yield, Growth Discovery, Blue Chip, International Securities, Focused Equity, Government, Investment Grade, Value, Target Maturity 2007, Target Maturity 2010, and Target Maturity 2015.

NOTE 2 — SIGNIFICANT ACCOUNTING PRACTICES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Shares of the Fund held by Separate Account C are valued at net asset value per share. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value.

INVESTMENT INCOME

Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

FEDERAL INCOME TAXES

Separate Account C is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code. Separate Account C will not be taxed as a regulated investment company under Subchapter M of the Code. Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account C.

15

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2004

NOTE 3 — INVESTMENTS

Investments consist of the following at December 31, 2004:

	Shares	Net Asset Value	Market Value	Cost
First Investors Life Series Fund
Cash Management	3,524,267	$1.00	$3,524,267	$3,524,267
High Yield	2,550,378	8.66	22,098,734	26,518,622
Growth	3,044,752	33.75	102,769,516	72,204,450
Discovery	1,966,016	24.53	48,222,969	50,335,719
Blue Chip	4,090,367	20.18	82,538,159	77,692,097
International Securities	1,936,653	18.55	35,933,916	30,857,205
Focused Equity	411,826	8.34	3,434,594	4,460,493
Government	1,181,321	10.38	12,257,331	12,033,747
Investment Grade	1,701,086	11.67	19,858,606	18,289,661
Value	2,586,158	13.71	35,463,479	35,208,234
Target Maturity 2007	1,288,313	13.05	16,806,984	13,328,920
Target Maturity 2010	585,203	14.98	8,768,873	6,691,207
Target Maturity 2015	365,427	14.37	5,250,756	4,304,438

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2004 were as follows:

	Purchases	Sales
Cash Management	$26,489	$3,289,385
High Yield	2,954,291	2,562,937
Growth	2,717,480	13,065,120
Discovery	899,030	6,160,404
Blue Chip	1,741,359	12,396,852
International Securities	838,952	4,404,123
Focused Equity	106,815	587,118
Government	1,021,117	2,703,106
Investment Grade	2,233,977	3,110,346
Value	2,443,479	3,329,415
Target Maturity 2007	1,713,366	3,625,707
Target Maturity 2010	601,680	924,517
Target Maturity 2015	521,581	593,493

16

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2004

NOTE 4 — CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:

	2004			2003
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Cash Management	20,143	(110,290)	(90,147)	133,151	(303,107)	(169,956)
High Yield	52,348	(102,439)	(50,091)	107,397	(103,508)	3,889
Growth	73,263	(345,405)	(272,142)	151,118	(402,941)	(251,823)
Discovery	29,889	(203,127)	(173,238)	58,866	(220,986)	(162,120)
Blue Chip	67,952	(438,308)	(370,356)	148,221	(486,677)	(338,456)
International Securities	35,013	(203,196)	(168,183)	41,419	(275,376)	(233,957)
Focused Equity	13,261	(94,730)	(81,469)	60,766	(64,962)	(4,196)
Government	26,422	(158,433)	(132,011)	118,990	(178,270)	(59,280)
Investment Grade	84,468	(193,418)	(108,950)	151,991	(187,147)	(35,156)
Value	131,076	(267,907)	(136,831)	188,392	(270,531)	(82,139)
Target Maturity 2007	9,847	(176,844)	(166,997)	30,645	(227,516)	(196,871)
Target Maturity 2010	18,175	(81,295)	(63,120)	73,941	(71,958)	1,983
Target Maturity 2015	22,156	(51,175)	(29,019)	119,491	(56,381)	63,110

NOTE 5 – MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.00% of the daily net asset value of Separate Account C. This deduction is assessed through a reduction of unit values. An additional administrative charge of $7.50 may be deducted annually by FIL from the Accumulated Value of Deferred Annuity Contracts, which have an Accumulated Value of less than $1,500 due to partial surrenders and would be assessed through a redemption of units. There was no deduction under this provision during 2004.

17

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2004

NOTE 6 — FINANCIAL HIGHLIGHTS TABLE

	Net Assets
	Units	Unit Value	(000s)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Cash Management
December 31,
2004	241,013	$14.640	$3,524	0.69%	1.00%	(0.30%)
2003	331,160	$14.685	$4,860	0.57%	1.00%	(0.46%)
High Yield
December
2004	683,686	$32.251	$22,099	7.36%	1.00%	8.85%
2003	733,777	$29.630	$21,764	8.06%	1.00%	24.88%
Growth
December 31,
2004	2,306,272	$44.498	$102,770	0.52%	1.00%	9.67%
2003	2,578,414	$40.575	$104,752	0.48%	1.00%	27.89%
Discovery
December 31,
2004	1,233,285	$39.060	$48,223	0.00%	1.00%	11.66%
2003	1,406,523	$34.982	$49,244	0.00%	1.00%	37.86%
Blue Chip
December 31,
2004	2,612,132	$31.560	$82,538	0.66%	1.00%	6.30%
2003	2,982,488	$29.688	$88,630	0.70%	1.00%	24.94%
International Securities
December 31,
2004	1,353,503	$26.499	$35,934	1.22%	1.00%	13.44%
2003	1,521,686	$23.361	$35,607	1.02%	1.00%	31.20%
Focused Equity
December 31,
2004	428,050	$8.018	$3,435	0.57%	1.00%	4.81%
2003	509,519	$7.650	$3,898	0.13%	1.00%	26.45%
Government
December 31,
2004	635,483	$19.287	$12,257	5.85%	1.00%	2.59%
2003	767,494	$18.800	$14,434	4.31%	1.00%	2.16%

18

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2004

	Net Assets
	Units	Unit Value	(000s)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Investment Grade
December 31,
2004	938,242	$21.137	$19,859	5.82%	1.00%	3.00%
2003	1,047,192	$20.521	$21,518	5.47%	1.00%	7.52%
Value
December 31,
2004	1,972,594	$17.956	$35,463	1.78%	1.00%	15.23%
2003	2,109,425	$15.583	$32,899	3.09%	1.00%	26.32%
Target Maturity 2007
December 31,
2004	897,638	$18.711	$16,807	6.02%	1.00%	0.11%
2003	1,064,635	$18.689	$19,914	5.33%	1.00%	0.89%
Target Maturity 2010
December 31,
2004	463,250	$18.899	$8,769	4.94%	1.00%	2.92%
2003	526,370	$18.362	$9,679	4.24%	1.00%	1.82%
Target Maturity 2015
December 31,
2004	333,578	$15.704	$5,251	3.74%	1.00%	7.39%
2003	362,597	$14.623	$5,307	2.62%	1.00%	2.21%

[1]	These amounts represent the dividends, excluding distributions of capital gains, received by the sub- account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

[3]	These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

19

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

PART C: OTHER INFORMATION

Item 24.	Financial Statement and Exhibits

(a)	Financial Statements:
The financial statements for the period ending December 31, 2004 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund C are included in Part B of this Registration Statement.

(b)	Exhibits:

1.	Resolution of the Board of Directors of First Investors Life Insurance Company creating Separate Account C. /1/
2.	Not applicable.
3.	Distribution Contracts:
(a)	Underwriting Agreement between First Investors Life Insurance Company and First Investors Corporation. /1/
(b)	Specimen Variable Annuity Dealer Agreement between First Investors Corporation and dealers. /1/
4.	(a)	Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company for participation in Separate Account C./1/
5.	Form of application used with Individual Variable Annuity Contracts provided in response to (4) above. /1/
6.	a.	(1)	Declaration of Intention and Charter of First Investors Life Insurance Company. /1/
(2)	Certificate of Amendment. /1/
(3)	Certificate of Amendment. /1/
(4)	Certificate of Amendment. /1/
(5)	Certificate of Amendment. /1/
b.	By-laws of First Investors Life Insurance Company. /1/
7.	Not applicable.
8.	Not applicable.
9.	Opinion of and consent of Nanette A. King, Esq., special counsel to First Investors Life Insurance Company. /2/
10.	a.	Consent of Independent Public Accountants. /4/
b.	Powers of Attorney for Ms. Head and Messrs. Gaebler, Baris, Hodes, Dallas, Ream, Schaenen and Sullivan. /1/
c.	Powers of Attorney for Ms. Kruzan and Messrs. Lyons and Wagner. /3/
d.	Exemptive Order. /1/
11.	Not applicable.
12.	Not applicable.
13.	Not applicable.

__________________

/1/	Previously filed on May 19, 1997 in Post Effective Amendment No. 10 to this Registration Statement.
/2/	Previously filed on April 29, 1998 in Post Effective Amendment No. 11 to this Registration Statement.
/3/	Previously filed on April 10, 2002 on Post Effective Amendment No. 17 to this Registration Statement.
/4/	Filed herewith.

Item 25.   Directors and Officers of the Depositor

The following are the Directors and Officers of First Investors Life Insurance Company (unless otherwise noted, an individual’s business address is 95 Wall Street, New York, New York 10005):

Name and Principal Business Address	Position and Office with First Investors Life Insurance Company

Jay G. Baris	Director
Glenn T. Dallas	Director
William H. Drinkwater	Senior Vice-President, Chief Actuary and Director
Richard H. Gaebler	Director
Kathryn S. Head	Chairman and Director
Raritan Plaza 1
Edison, NJ 08837
Scott Hodes	Director
Jane W. Kruzan	Director
Jackson Ream	Director
(Retired)
Nelson Schaenen Jr.	Director
(Retired)
John T. Sullivan	Director
Clark D. Wagner	Director

Name and Principal Business Address	Position and Office with First Investors Life Insurance Company

Carol Lerner Brown	Secretary
Lawrence M. Falcon	Senior Vice President and Comptroller
Robert T. Flanagan	Vice President
William M. Lipkus	Vice President and Chief Financial Officer
Raritan Plaza 1
Edison, NJ 08837
Carol E. Springsteen	President and Director

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

        There are no persons directly or indirectly controlled by or under common control with the Registrant. Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor. Set forth below are all persons controlled by or under common control with First Investors Life Insurance Company:

Route 33 Realty Corporation (New Jersey). Ownership: 100% by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.

First Investors Consolidated Corporation (FICC) (Delaware). Ownership: Glenn O. Head is the controlling person of the voting stock; Principal Business: Holding Company; Parent of First Investors Life Insurance Company.

Administrative Data Management Corp. (New York). Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

First Investors Asset Management Company, Inc. (Delaware). Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

First Investors Corporation (New York). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

First Investors Leverage Corporation (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Management Company, Inc. (New York). Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

First Investors Realty Company, Inc. (New Jersey). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Resources, Inc. (Delaware). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

First Investors Federal Savings Bank (New Jersey). Ownership: 100% owned by FICC, except Directors Qualifying Shares; Principal Business: Savings and Loan; Affiliate of First Investors Life Insurance Company.

First Investors Credit Corporation (New Jersey). Ownership: 100% owned by FIFSB; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

N.A.K. Realty Corporation (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

Real Property Development Corporation (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

First Investors Credit Funding Corporation (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

School Financial Management Services, Inc. (Ohio). Ownership: 100% owned by FICC; Principal Business: Tuition assistance program; Affiliate of First Investors Life Insurance Company.

Item 27.	Number of Contractowners

        As of March 31, 2005, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund C was 13,457.

Item 28.	Indemnification

        Article XIV of the By-Laws of First Investors Life Insurance Company provides as follows:

“To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance.”

        Reference is hereby made to the New York Business Corporation Law, Sections 721 through 726.

        The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person’s testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney’s fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

        A directors and officers liability policy in the amount of $5,000,000 covering First Investors Life’s directors and officers has been issued by the Travelers Insurance Company.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the First Investors Life Variable Annuity Fund C pursuant to the foregoing provisions, or otherwise, the First Investors Life Variable Annuity Fund C has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the First Investors Life Variable Annuity Fund C of expenses incurred or paid by a director, officer or controlling person of the First Investors Life Variable Annuity Fund C in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the First Investors Life Variable Annuity Fund C will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	First Investors Corporation, Underwriter of the Registrant, is also underwriter for:
Executive Investors Trust
First Investors Cash Management Fund, Inc.
First Investors Fund For Income, Inc.
First Investors Global Fund, Inc.
First Investors Government Fund, Inc.
First Investors Insured Tax Exempt Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Life Variable Annuity Fund A
First Investors Life Variable Annuity Fund D
First Investors Life Level Premium Variable Life Insurance (Separate Account B)
First Investors Life Modified Premium Variable Life Insurance (Separate Account E)

First Investors Corporation is Sponsor of:

First Investors Single Payment and Periodic Payment Plans I for Investment in First Investors Global Fund, Inc.

First Investors Single Payment and Periodic Payment Plans II for Investment in First Investors Global Fund, Inc.

First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Fund For Income, Inc.

First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc.

First Investors Periodic Payment Plans for Investment in First Investors High Yield Fund, Inc.

First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc.

First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Insured Tax Exempt Fund, Inc.

(b)	The following persons are the officers and directors of First Investors Corporation: (The principal business address of each director and officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, New York 10005.)

Name and Principal Business Address	Position and Office with First Investors Corporation
Kathryn S. Head	Chairman of the Board and Director
Lawrence A. Fauci	Director
Larry R. Lavoie	Director, Secretary and General Counsel
John T. Sullivan	Director
Frederick Miller	Senior Vice President
Robert Flanagan	President

Name and Principal Business Address	Position and Office with First Investors Corporation
William M. Lipkus	Chief Financial Officer and Treasurer
Anne Condon	Vice President
Elizabeth Reilly	Vice President
Matthew Smith	Vice President
Mark Segal	Assistant Vice President
Carol Lerner Brown	Assistant Secretary
Conrad Charak	Assistant Secretary

(c)	Not Applicable.

Item 30.	Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and rules promulgated thereunder are maintained by First Investors Life Insurance Company at its office at 95 Wall Street, New York, New York 10005; at its office at Raritan Plaza 1, Edison, NJ 08837; at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage) and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 31.	Management Services Not applicable.

Item 32.	Undertakings Registrant hereby makes the following undertakings:

(a)	An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	An undertaking to include either: (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Representation Regarding Reasonableness of Aggregate Contract Fees and Charges Pursuant to Section 26(a)(e)(2)(A) of the Investment Company Act of 1940.

First Investors Life Insurance Company (“First Investors Life”) represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

        As required by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has caused this Amendment to be signed on its behalf, in the City of New York, and State of New York, on the 28th day of April 2005.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C (Registrant)
BY:	FIRST INVESTORS LIFE INSURANCE COMPANY /s/ (Depositor) (On behalf of the Registrant and itself)
By:	/s/ Carol E. Springsteen
Carol E. Springsteen President

        As required by the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed by the following officers and directors of the Depositor in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE
/s/ Carol E. Springsteen	President and Director	April 28, 2005
Carol E. Springsteen
/s/ William M. Lipkus	Vice President and	April 28, 2005
William M. Lipkus	Chief Financial Officer
/s/ Lawrence M. Falcon	Senior Vice President and	April 28, 2005
Lawrence M. Falcon	Comptroller
/s/ William H. Drinkwater	Senior Vice President,	April 28, 2005
William H. Drinkwater	Chief Actuary, and Director
/s/ Richard H. Gaebler*	Director	April 28, 2005
Richard H. Gaebler
/s/ Jay G. Baris*	Director	April 28, 2005
Jay G. Baris
/s/ Scott Hodes*	Director	April 28, 2005
Scott Hodes

SIGNATURE	TITLE	DATE
/s/ Glenn T. Dallas*	Director	April 28, 2005
Glenn T. Dallas
/s/ Jackson Ream*	Director	April 28, 2005
Jackson Ream
/s/ Nelson Schaenen Jr.*	Director	April 28, 2005
Nelson Schaenen Jr.
/s/ Jane W. Kruzan*	Director	April 28, 2005
Jane W. Kruzan
/s/ John T. Sullivan*	Director	April 28, 2005
John T. Sullivan
/s/ Kathryn S. Head*	Chairman and Director	April 28, 2005
Kathryn S. Head
/s/ Clark D. Wagner*	Director	April 28, 2005
Clark D. Wagner

* By:	/s/ William H. Drinkwater
William H. Drinkwater (Attorney-in-Fact)

INDEX TO EXHIBITS

Exhibit Number	Description

99.10(a)	Consent of Independent Public Accountants